UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2008

1.807732.104

VCI-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Gentex Corp.	3,400	$ 48,620
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Toyota Motor Corp. sponsored ADR	400	34,320
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	26,000	63,624
DIVERSIFIED CONSUMER SERVICES - 3.2%
Education Services - 2.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,400	142,320
Princeton Review, Inc. (a)	2,279	18,232
Strayer Education, Inc.	237	47,462
		208,014
Specialized Consumer Services - 0.4%
Coinstar, Inc. (a)	800	25,600
TOTAL DIVERSIFIED CONSUMER SERVICES		233,614
FOOD & STAPLES RETAILING - 3.5%
Drug Retail - 1.5%
CVS Caremark Corp.	3,200	107,712
Food Retail - 1.0%
Susser Holdings Corp. (a)	5,000	75,300
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	1,100	71,423
TOTAL FOOD & STAPLES RETAILING		254,435
HOTELS, RESTAURANTS & LEISURE - 15.5%
Casinos & Gaming - 4.9%
Bally Technologies, Inc. (a)	1,800	54,504
International Game Technology	5,900	101,362
Las Vegas Sands Corp. (a)	2,800	101,108
Penn National Gaming, Inc. (a)	2,800	74,396
Wynn Resorts Ltd.	400	32,656
		364,026
Hotels, Resorts & Cruise Lines - 0.6%
Carnival Corp. unit	1,200	42,420
Leisure Facilities - 0.5%
Life Time Fitness, Inc. (a)	1,100	34,397
Restaurants - 9.5%
Burger King Holdings, Inc.	2,300	56,488
Darden Restaurants, Inc.	2,800	80,164
McDonald's Corp.	7,900	487,430
Sonic Corp. (a)	5,000	72,850
		696,932
TOTAL HOTELS, RESTAURANTS & LEISURE		1,137,775

	Shares	Value
HOUSEHOLD DURABLES - 2.0%
Homebuilding - 1.3%
Centex Corp.	900	$ 14,580
Lennar Corp. Class A	1,700	25,823
Pulte Homes, Inc.	3,900	54,483
		94,886
Household Appliances - 0.7%
Whirlpool Corp.	700	55,503
TOTAL HOUSEHOLD DURABLES		150,389
INTERNET & CATALOG RETAIL - 3.0%
Internet Retail - 3.0%
Amazon.com, Inc. (a)	2,600	189,176
Blue Nile, Inc. (a)	400	17,148
Expedia, Inc. (a)	1,200	18,132
		224,456
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	2,310	8,131
Dice Holdings, Inc. (a)	1,200	8,520
eBay, Inc. (a)	1,800	40,284
Google, Inc. Class A (sub. vtg.) (a)	228	91,319
		148,254
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	1,710	59,371
MEDIA - 30.1%
Advertising - 3.1%
Interpublic Group of Companies, Inc. (a)	4,900	37,975
Lamar Advertising Co. Class A (a)	1,400	43,246
Omnicom Group, Inc.	3,800	146,528
		227,749
Broadcasting - 1.5%
Grupo Televisa SA de CV (CPO) sponsored ADR	4,900	107,163
Cable & Satellite - 9.2%
Comcast Corp. Class A	18,100	355,303
Liberty Media Corp. - Entertainment Class A (a)	4,600	114,862
The DIRECTV Group, Inc. (a)	5,900	154,403
Time Warner Cable, Inc. (a)	1,300	31,460
Virgin Media, Inc.	2,800	22,120
		678,148
Movies & Entertainment - 14.8%
Ascent Media Corp. (a)	300	7,323
Live Nation, Inc. (a)	1,822	29,644
News Corp.:
Class A	9,641	115,596
Class B	1,000	12,150
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
Regal Entertainment Group Class A	9,100	$ 143,598
The Walt Disney Co.	7,700	236,313
Time Warner, Inc.	31,700	415,587
Viacom, Inc. Class B (non-vtg.) (a)	5,000	124,200
		1,084,411
Publishing - 1.5%
McGraw-Hill Companies, Inc.	3,400	107,474
TOTAL MEDIA		2,204,945
MULTILINE RETAIL - 7.7%
Department Stores - 0.8%
Nordstrom, Inc.	2,200	63,404
General Merchandise Stores - 6.9%
Target Corp.	10,300	505,214
TOTAL MULTILINE RETAIL		568,618
SPECIALTY RETAIL - 24.0%
Apparel Retail - 5.4%
Abercrombie & Fitch Co. Class A	2,000	78,900
Citi Trends, Inc. (a)	2,300	37,467
Ross Stores, Inc.	2,300	84,663
The Buckle, Inc.	400	22,216
TJX Companies, Inc.	3,200	97,664
Urban Outfitters, Inc. (a)	1,400	44,618
Zumiez, Inc. (a)	1,900	31,312
		396,840
Automotive Retail - 2.7%
Advance Auto Parts, Inc.	2,300	91,218
AutoZone, Inc. (a)	843	103,976
		195,194
Computer & Electronics Retail - 0.6%
Gamestop Corp. Class A (a)	1,200	41,052
Home Improvement Retail - 8.5%
Home Depot, Inc.	3,384	87,612
Lowe's Companies, Inc.	19,100	452,479
Sherwin-Williams Co.	1,500	85,740
		625,831
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc.	4,600	74,428

	Shares	Value
Specialty Stores - 5.8%
Jo-Ann Stores, Inc. (a)	1,000	$ 20,980
PetSmart, Inc.	5,263	130,049
Staples, Inc.	10,450	235,125
Tiffany & Co., Inc.	1,100	39,072
		425,226
TOTAL SPECIALTY RETAIL		1,758,571
TEXTILES, APPAREL & LUXURY GOODS - 6.4%
Apparel, Accessories & Luxury Goods - 3.6%
Coach, Inc. (a)	2,800	70,112
G-III Apparel Group Ltd. (a)	2,605	48,740
Hanesbrands, Inc. (a)	2,400	52,200
Polo Ralph Lauren Corp. Class A	500	33,320
VF Corp.	800	61,848
		266,220
Footwear - 2.8%
Iconix Brand Group, Inc. (a)	9,200	120,336
NIKE, Inc. Class B	1,200	80,280
		200,616
TOTAL TEXTILES, APPAREL & LUXURY GOODS		466,836
TOTAL COMMON STOCKS (Cost $8,526,778)		7,353,828
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 1.92% (b) (Cost $171,968)	171,968	171,968
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $8,698,746)	7,525,796
NET OTHER ASSETS - (2.6)%	(190,841)
NET ASSETS - 100%	$ 7,334,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,217
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,525,796	$ 7,462,172	$ 63,624	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $8,773,867. Net unrealized depreciation aggregated $1,248,071, of which $368,653 related to appreciated investment securities and $1,616,724 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2008

1.856924.101

VCSP-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BEVERAGES - 32.1%
Brewers - 5.9%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,700	$ 48,233
Carlsberg AS Series B	630	48,022
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	1,725	94,202
Heineken NV (Bearer)	1,060	42,573
InBev SA	4,325	257,223
Molson Coors Brewing Co. Class B	7,660	358,105
SABMiller PLC	11,880	231,973
		1,080,331
Distillers & Vintners - 4.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	9,050	194,213
Diageo PLC sponsored ADR	3,895	268,210
Pernod Ricard SA	2,730	240,403
Remy Cointreau SA	1,000	47,143
		749,969
Soft Drinks - 22.1%
Coca-Cola Amatil Ltd.	6,181	41,266
Coca-Cola FEMSA SAB de CV sponsored ADR	1,770	89,314
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	6,010	133,662
Coca-Cola Icecek AS	5,850	47,662
Cott Corp. (a)	23,300	24,736
Embotelladora Andina SA sponsored ADR	5,950	86,275
Fomento Economico Mexicano SA de CV sponsored ADR	1,185	45,196
PepsiCo, Inc.	22,700	1,617,829
The Coca-Cola Co.	36,650	1,938,052
		4,023,992
TOTAL BEVERAGES		5,854,292
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)	2,050	9,287
FOOD & STAPLES RETAILING - 15.9%
Drug Retail - 8.2%
CVS Caremark Corp.	30,190	1,016,195
Walgreen Co.	15,250	472,140
		1,488,335
Food Distributors - 1.2%
Sysco Corp.	5,550	171,107
United Natural Foods, Inc. (a)	1,700	42,483
		213,590
Food Retail - 2.0%
Kroger Co.	5,200	142,896

	Shares	Value
Safeway, Inc.	7,850	$ 186,202
SUPERVALU, Inc.	1,500	32,550
		361,648
Hypermarkets & Super Centers - 4.5%
Wal-Mart Stores, Inc.	13,850	829,477
TOTAL FOOD & STAPLES RETAILING		2,893,050
FOOD PRODUCTS - 14.5%
Agricultural Products - 2.9%
Archer Daniels Midland Co.	8,010	175,499
Bunge Ltd.	3,655	230,923
Corn Products International, Inc.	1,025	33,087
SLC Agricola SA	5,200	43,735
Viterra, Inc. (a)	4,600	43,952
		527,196
Packaged Foods & Meats - 11.6%
Cadbury PLC sponsored ADR	309	12,650
Groupe Danone	3,070	217,684
Kraft Foods, Inc. Class A	10,100	330,775
Lindt & Spruengli AG	1	27,068
Marine Harvest ASA (a)	84,400	42,107
Nestle SA sponsored ADR	17,037	731,739
Perdigao SA (ON)	2,200	41,691
Pilgrims Pride Corp. Class B	1,000	2,490
PureCircle Ltd.	3,800	12,757
Sadia SA ADR	3,100	29,047
Smithfield Foods, Inc. (a)	2,600	41,288
Tyson Foods, Inc. Class A	7,350	87,759
Unilever NV (NY Shares)	17,125	482,240
Wimm-Bill-Dann Foods OJSC sponsored ADR	740	52,540
		2,111,835
TOTAL FOOD PRODUCTS		2,639,031
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Starbucks Corp. (a)	500	7,435
HOUSEHOLD PRODUCTS - 23.4%
Household Products - 23.4%
Colgate-Palmolive Co.	7,235	545,157
Energizer Holdings, Inc. (a)	550	44,303
Kimberly-Clark Corp.	9,800	635,432
Procter & Gamble Co.	43,650	3,041,966
		4,266,858
PERSONAL PRODUCTS - 4.1%
Personal Products - 4.1%
Avon Products, Inc.	14,850	617,315
Bare Escentuals, Inc. (a)	3,955	42,991
Herbalife Ltd.	1,180	46,634
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Natura Cosmeticos SA	100	$ 984
Physicians Formula Holdings, Inc. (a)	5,640	33,558
		741,482
PHARMACEUTICALS - 0.8%
Pharmaceuticals - 0.8%
Johnson & Johnson	2,050	142,024
TOBACCO - 7.9%
Tobacco - 7.9%
Altria Group, Inc.	16,650	330,336
British American Tobacco PLC sponsored ADR	10,950	678,900
Lorillard, Inc.	675	48,026
Philip Morris International, Inc.	5,770	277,537
Souza Cruz Industria Comerico	4,250	100,556
		1,435,355
TOTAL COMMON STOCKS (Cost $19,270,171)		17,988,814
Money Market Funds - 0.3%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b) (Cost $59,518)	59,518	$ 59,518
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $19,329,689)	18,048,332
NET OTHER ASSETS - 0.9%	167,034
NET ASSETS - 100%	$ 18,215,366
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,911
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,048,332	$ 16,840,113	$ 1,208,219	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,411,018. Net unrealized depreciation aggregated $1,362,686, of which $480,374 related to appreciated investment securities and $1,843,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2008

1.864820.100

VIPEM-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.4%
	Shares	Value
Australia - 0.0%
Sino Gold Mining Ltd. (a)	822	$ 2,631
Austria - 0.5%
Erste Bank AG	900	44,790
Raiffeisen International Bank Holding AG	200	14,440
TOTAL AUSTRIA		59,230
Bahrain - 0.5%
Gulf Finance House BSC:
(Reg. S) unit	1,300	31,785
GDR (c)	700	17,115
TOTAL BAHRAIN		48,900
Bermuda - 1.7%
Aquarius Platinum Ltd. (Australia)	4,612	20,811
Central European Media Enterprises Ltd. Class A (a)	700	45,780
Credicorp Ltd. (NY Shares)	900	56,025
Pacific Basin Shipping Ltd.	16,000	13,303
Ports Design Ltd.	11,000	20,147
West Siberian Resources Ltd. SDR (a)	32,785	26,853
TOTAL BERMUDA		182,919
Brazil - 15.2%
America Latina Logistica SA unit	1,900	13,054
Anhanguera Educacional Participacoes SA unit	677	6,719
Banco Bradesco SA:
(PN)	8,450	134,811
(PN) sponsored ADR	2,000	32,200
Banco Daycoval SA (PN) (a)	2,600	8,200
Banco do Brasil SA	4,800	56,469
Companhia de Saneamento de Minas Gerais	800	8,495
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	2,900	57,246
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	3,300	70,158
Companhia Vale do Rio Doce (PN-A) sponsored ADR	19,300	341,610
GVT Holding SA (a)	1,800	26,730
Localiza Rent a Car SA	5,100	26,970
MRV Engenharia e Participacoes SA (a)	2,400	24,790
Multiplan Empreendimentos Imobiliarios SA (a)	1,200	10,219
Net Servicos de Comunicacao SA sponsored ADR	5,800	50,924
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	11,700	212,554
(PN) sponsored ADR (non-vtg.)	8,700	325,554
sponsored ADR	1,000	43,950
Redecard SA	2,400	29,900

	Shares	Value
Uniao de Bancos Brasileiros SA (Unibanco):
unit	4,500	$ 44,944
GDR	800	80,736
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	3,000	46,230
TOTAL BRAZIL		1,652,463
Canada - 0.2%
Addax Petroleum, Inc.	200	5,428
First Quantum Minerals Ltd.	200	7,516
SouthGobi Energy Resources Ltd. (a)	900	8,625
TOTAL CANADA		21,569
Cayman Islands - 0.9%
Chaoda Modern Agriculture (Holdings) Ltd.	64,000	54,054
China Dongxiang Group Co. Ltd.	35,000	10,085
Hidili Industry International Development Ltd.	17,000	8,289
The United Laboratories International Holdings Ltd. (a)	14,000	4,583
Xinyuan Real Estate Co. Ltd. ADR	500	1,725
Yingli Green Energy Holding Co. Ltd. ADR (a)	1,800	19,836
TOTAL CAYMAN ISLANDS		98,572
China - 5.8%
China Coal Energy Co. Ltd. (H Shares)	31,000	32,774
China Communications Construction Co. Ltd. (H Shares) (a)	8,800	7,726
China Construction Bank Corp. (H Shares)	259,000	172,825
China Gas Holdings Ltd.	62,000	10,714
China Merchants Bank Co. Ltd. (H Shares)	37,000	89,353
China Oilfield Services Ltd. (H Shares)	20,000	18,531
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares) (a)	22,000	8,517
Golden Eagle Retail Group Ltd. (H Shares)	22,000	17,984
Industrial & Commercial Bank of China	303,000	183,135
Ping An Insurance (Group) Co. of China, Ltd. (H Shares) (a)	9,500	55,633
Yantai Changyu Pioneer Wine Co. (B Shares)	1,400	6,238
ZTE Corp. (H Shares) (a)	5,800	21,970
TOTAL CHINA		625,400
Cyprus - 0.1%
Mirland Development Corp. PLC (a)	3,700	13,260
XXI Century Investments Public Ltd. (a)	600	2,972
TOTAL CYPRUS		16,232
Czech Republic - 2.2%
Ceske Energeticke Zavody AS	2,300	140,674
Common Stocks - continued
	Shares	Value
Czech Republic - continued
Komercni Banka AS	300	$ 66,097
Philip Morris CR AS	100	30,466
TOTAL CZECH REPUBLIC		237,237
Egypt - 1.1%
Commercial International Bank Ltd. sponsored GDR	6,300	40,005
Eastern Tobacco Co.	500	24,762
Orascom Construction Industries SAE GDR	500	51,375
Orascom Hotels & Development (OHD) (a)	247	1,903
Telecom Egypt SAE	1,400	3,824
TOTAL EGYPT		121,869
Georgia - 0.0%
Bank of Georgia unit (a)	200	1,302
Hong Kong - 4.2%
China Mobile (Hong Kong) Ltd.	19,000	190,340
China Resources Power Holdings Co. Ltd.	28,000	61,167
CNOOC Ltd.	115,000	129,193
CNOOC Ltd. sponsored ADR	100	11,451
CNPC (Hong Kong) Ltd. (a)	130,000	55,350
REXCAPITAL Financial Holdings Ltd. (a)	75,000	3,142
TOTAL HONG KONG		450,643
India - 4.8%
Axis Bank Ltd.	300	4,700
Axis Bank Ltd. GDR (Reg. S) (a)	600	8,400
Bank of India (a)	828	5,123
Bharti Airtel Ltd. (a)	3,173	53,991
Blue Star Ltd.	677	4,230
Educomp Solutions Ltd.	202	14,866
HCL Technologies Ltd.	1,793	7,584
Housing Development Finance Corp. Ltd.	1,888	88,085
Indian Overseas Bank (a)	4,445	9,147
Infosys Technologies Ltd. sponsored ADR	3,000	99,930
JSW Steel Ltd.	2,067	21,612
Larsen & Toubro Ltd.	864	45,858
Reliance Industries Ltd.	1,393	58,728
Rolta India Ltd.	5,816	30,138
Rural Electrification Corp. Ltd.	60	106
Sintex Industries Ltd.	2,273	14,037
Tata Power Co. Ltd.	2,543	50,292
TOTAL INDIA		516,827
Indonesia - 3.0%
Bayan Resources Group (a)	20,500	4,369
PT Astra International Tbk	34,500	60,513
PT Bank CIMB Niaga Tbk	152,000	16,674
PT Bank Mandiri Persero Tbk	68,500	18,670
PT Bank Rakyat Indonesia Tbk	131,500	73,057
PT Bumi Resources Tbk	231,500	75,705

	Shares	Value
PT International Nickel Indonesia Tbk	45,500	$ 14,335
PT Perusahaan Gas Negara Tbk Series B	274,800	61,227
TOTAL INDONESIA		324,550
Ireland - 0.0%
Dragon Oil PLC (a)	1,000	3,162
Israel - 2.2%
Cellcom Israel Ltd.	700	21,042
Check Point Software Technologies Ltd. (a)	2,900	65,946
Israel Chemicals Ltd.	10,200	156,333
TOTAL ISRAEL		243,321
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan:
GDR (c)	300	2,091
unit	2,200	15,334
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	1,700	26,350
TOTAL KAZAKHSTAN		43,775
Korea (South) - 8.0%
CJ CheilJedang Corp. (a)	67	10,894
Daehan Steel Co. Ltd.	119	6,929
Doosan Co. Ltd. (a)	460	46,288
KB Financial Group, Inc. (a)	2,194	100,236
Korea Gas Corp.	914	52,667
KT&G Corp.	780	58,217
LG Household & Health Care Ltd.	200	33,447
LIG Non-Life Insurance Co. Ltd.	640	13,407
MegaStudy Co. Ltd.	263	40,058
Meritz Fire & Marine Insurance Co. Ltd.	6,270	44,265
NHN Corp. (a)	360	46,178
Samsung Electronics Co. Ltd.	600	274,952
Shinhan Financial Group Co. Ltd.	3,260	116,635
Taewoong Co. Ltd.	449	29,887
TOTAL KOREA (SOUTH)		874,060
Lebanon - 0.1%
Solidere GDR	300	8,400
Luxembourg - 1.2%
Evraz Group SA GDR	900	34,020
MHP SA GDR (a)(c)	700	7,700
Millicom International Cellular SA	400	27,468
Tenaris SA sponsored ADR	1,600	59,664
TOTAL LUXEMBOURG		128,852
Malaysia - 1.0%
DiGi.com Bhd (a)	7,400	48,314
Genting Bhd	7,900	12,197
IJM Corp. Bhd (a)	1,000	1,378
KNM Group Bhd	31,500	11,671
Public Bank Bhd	12,500	36,519
TOTAL MALAYSIA		110,079
Common Stocks - continued
	Shares	Value
Mexico - 2.1%
America Movil SAB de CV Series L sponsored ADR (a)	2,400	$ 111,264
Banco Compartamos SA de CV	1,700	4,716
Desarrolladora Homex Sab de CV sponsored ADR (a)	800	35,376
Grupo Financiero Banorte SA de CV Series O	19,700	62,900
Grupo Mexico SA de CV Series B	420	442
Urbi, Desarrollos Urbanos, SA de CV (a)	6,800	16,427
TOTAL MEXICO		231,125
Netherlands - 0.1%
New World Resources BV	700	8,719
Nigeria - 0.1%
Guaranty Trust Bank PLC:
(Reg. S) unit	763	5,532
sponsored GDR (c)	436	3,161
TOTAL NIGERIA		8,693
Oman - 0.4%
BankMuscat SAOG sponsored GDR	3,600	43,200
Panama - 0.1%
Intergroup Financial Services Corp. (a)	865	14,489
Papua New Guinea - 0.3%
Oil Search Ltd.	6,402	28,649
Peru - 0.5%
Compania de Minas Buenaventura SA sponsored ADR	2,090	49,073
Philippines - 0.2%
Ayala Corp.	1,200	7,357
Megaworld Corp.	118,000	3,493
Security Bank Corp.	3,000	3,457
SM Investments Corp.	1,280	6,968
TOTAL PHILIPPINES		21,275
Poland - 0.9%
Kopex SA (a)	800	7,657
Powszechna Kasa Oszczednosci Bank SA (a)	4,600	82,716
Trakcja Polska SA	2,050	4,374
TOTAL POLAND		94,747
Russia - 10.9%
Bank St. Petersburg OJSC	2,931	12,310
Comstar United TeleSystems OJSC GDR (Reg. S)	2,600	13,193
LSR Group OJSC (a)	100	2,302
Lukoil Oil Co. sponsored ADR	2,373	141,787
Magnit OJSC GDR (Reg. S) (a)	1,200	10,704
Mechel Steel Group OAO sponsored ADR	2,500	44,900
Mobile TeleSystems OJSC sponsored ADR	1,900	106,419

	Shares	Value
OAO Gazprom sponsored ADR	12,584	$ 393,884
OAO NOVATEK GDR	685	31,253
OAO Raspadskaya	7,400	30,909
OAO TMK	3,365	18,070
OJSC Rosneft unit	8,200	56,752
Pharmstandard OJSC unit (a)	600	10,651
Rosinter Restaurants Holding (a)	363	12,441
Sberbank (Savings Bank of the Russian Federation) (a)	26,900	47,036
Sberbank (Savings Bank of the Russian Federation) GDR	100	26,415
Uralkali JSC (a)	4,300	30,955
Uralkali JSC GDR (Reg. S)	1,000	31,649
Vimpel Communications sponsored ADR	5,500	111,650
Wimm-Bill-Dann Foods OJSC sponsored ADR	700	49,700
TOTAL RUSSIA		1,182,980
Singapore - 0.2%
Keppel Corp. Ltd.	2,000	11,052
Straits Asia Resources Ltd.	14,000	14,713
TOTAL SINGAPORE		25,765
Slovenia - 0.0%
Nova Kreditna banka Maribor d.d.	122	3,392
South Africa - 8.9%
African Bank Investments Ltd.	13,300	41,055
African Rainbow Minerals Ltd.	2,160	41,477
Aspen Pharmacare Holdings Ltd.	10,775	55,892
Aveng Ltd.	7,600	58,015
Bell Equipment Ltd.	2,477	7,554
Exxaro Resources Ltd.	5,048	52,914
FirstRand Ltd.	30,400	62,571
Illovo Sugar Ltd.	8,117	24,515
Impala Platinum Holdings Ltd.	4,900	99,988
Mr. Price Group Ltd.	15,400	41,932
MTN Group Ltd.	11,800	166,433
Murray & Roberts Holdings Ltd.	6,700	78,660
Northam Platinum Ltd.	2,305	12,703
Raubex Group Ltd.	10,723	40,110
Sasol Ltd.	1,800	76,793
Sasol Ltd. sponsored ADR	1,900	80,731
Shoprite Holdings Ltd.	4,900	27,850
TOTAL SOUTH AFRICA		969,193
Switzerland - 0.4%
Orascom Development Holding AG	627	40,032
Taiwan - 4.7%
Asia Cement Corp.	13,780	12,229
China Steel Corp.	81,920	81,673
First Financial Holding Co. Ltd.	112,032	69,980
Fubon Financial Holding Co. Ltd.	61,000	44,032
Hon Hai Precision Industry Co. Ltd. (Foxconn)	42,550	152,023
Common Stocks - continued
	Shares	Value
Taiwan - continued
HTC Corp.	5,900	$ 91,349
Siliconware Precision Industries Co. Ltd.	56,560	64,162
TOTAL TAIWAN		515,448
Thailand - 1.4%
Mermaid Maritime PLC	5,000	1,910
Minor International PCL (For. Reg.)	118,710	39,801
PTT Exploration & Production PCL (For. Reg.)	11,100	42,581
Siam Commercial Bank PCL (For. Reg.)	28,400	58,762
Total Access Communication PCL unit	6,500	7,661
TOTAL THAILAND		150,715
Turkey - 3.3%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,000	82,100
Asya Katilim Bankasi AS	27,000	42,726
Bagfas Bandirma Gubre Fabrikalari AS	200	18,175
Enka Insaat ve Sanayi AS	8,337	57,147
Tekfen Holding AS	4,000	22,405
Tupras-Turkiye Petrol Rafinerileri AS	4,000	73,952
Turkiye Garanti Bankasi AS (a)	27,000	64,724
TOTAL TURKEY		361,229
United Arab Emirates - 0.0%
Depa Ltd. GDR (a)(c)	600	2,550
United Kingdom - 0.9%
Cairn Energy PLC (a)	400	14,931
Eurasian Natural Resources Corp. PLC	2,000	18,214
Randgold Resources Ltd. sponsored ADR	700	28,721
Sibir Energy PLC (a)	4,585	31,844
TOTAL UNITED KINGDOM		93,710
United States of America - 0.9%
Central European Distribution Corp. (a)	500	22,705
CTC Media, Inc. (a)	2,900	43,500
Freeport-McMoRan Copper & Gold, Inc. Class B	500	28,425
TOTAL UNITED STATES OF AMERICA		94,630
TOTAL COMMON STOCKS (Cost $13,516,050)		9,711,607
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
Brazil - 0.1%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	700	$ 14,836
South Africa - 0.0%
Allied Electronics Corp. Ltd. (a)	600	2,202
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $32,397)		17,038
Investment Companies - 2.9%

United States of America - 2.9%
iShares MSCI Emerging Markets Index ETF (Cost $329,108)	9,000	310,770
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 1.92% (b) (Cost $854,062)	854,062	854,062
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $14,731,617)	10,893,477
NET OTHER ASSETS - (0.3)%	(33,997)
NET ASSETS - 100%	$ 10,859,480
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,617 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,765
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,893,477	$ 5,834,134	$ 5,053,105	$ 6,238
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,111)
Cost of Purchases	9,349
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 6,238

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $14,917,403. Net unrealized depreciation aggregated $4,023,926, of which $47,341 related to appreciated investment securities and $4,071,267 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Energy Portfolio

September 30, 2008

1.807722.104

VNR-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	$ 183,595
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	44,000	2,389,640
ELECTRICAL EQUIPMENT - 4.7%
Electrical Components & Equipment - 4.2%
Evergreen Solar, Inc. (a)	234,200	1,292,784
First Solar, Inc. (a)	13,800	2,606,958
JA Solar Holdings Co. Ltd. ADR (a)(d)	394,800	4,176,984
Q-Cells AG (a)(d)	30,800	2,581,762
Renewable Energy Corp. AS (a)	82,900	1,536,299
Sunpower Corp.:
Class A (a)(d)	54,140	3,840,150
Class B (a)	6,700	462,635
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	71,100	2,550,357
		19,047,929
Heavy Electrical Equipment - 0.5%
Vestas Wind Systems AS (a)	26,783	2,337,200
TOTAL ELECTRICAL EQUIPMENT		21,385,129
ENERGY EQUIPMENT & SERVICES - 28.0%
Oil & Gas Drilling - 10.1%
Atwood Oceanics, Inc. (a)	115,700	4,211,480
ENSCO International, Inc.	63,700	3,671,031
Helmerich & Payne, Inc.	54,930	2,372,427
Hercules Offshore, Inc. (a)	170,480	2,584,477
Nabors Industries Ltd. (a)	733,794	18,286,146
Noble Corp.	117,530	5,159,567
Patterson-UTI Energy, Inc.	261,339	5,232,007
Rowan Companies, Inc.	106,400	3,250,520
Transocean, Inc. (a)	15,247	1,674,730
		46,442,385
Oil & Gas Equipment & Services - 17.9%
Baker Hughes, Inc.	80	4,843
BJ Services Co.	281,500	5,385,095
Complete Production Services, Inc. (a)	57,460	1,156,670
Exterran Holdings, Inc. (a)	44,943	1,436,378
FMC Technologies, Inc. (a)	72,120	3,357,186
Fugro NV (Certificaten Van Aandelen) unit	27,023	1,595,208
Global Industries Ltd. (a)	267,434	1,855,992
Halliburton Co.	194,774	6,308,730
Helix Energy Solutions Group, Inc. (a)	48,600	1,180,008
NATCO Group, Inc. Class A (a)	696	27,965
National Oilwell Varco, Inc. (a)	519,678	26,103,426
Oil States International, Inc. (a)	42,300	1,495,305
ProSafe ASA	84,600	462,964
Schlumberger Ltd. (NY Shares)	197,420	15,416,528

	Shares	Value
Smith International, Inc.	30,680	$ 1,799,075
Superior Energy Services, Inc. (a)	88,000	2,740,320
Tenaris SA sponsored ADR	24,600	917,334
Tidewater, Inc.	25,300	1,400,608
TSC Offshore Group Ltd. (a)	1,002,000	238,865
Weatherford International Ltd. (a)	375,110	9,430,265
		82,312,765
TOTAL ENERGY EQUIPMENT & SERVICES		128,755,150
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	28,100	1,149,852
Zhongyu Gas Holdings Ltd. (a)	3,944,000	326,826
		1,476,678
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Vallourec SA	3,400	733,384
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Teck Cominco Ltd. Class B (sub. vtg.)	37,700	1,070,363
Timminco Ltd. (a)	53,100	728,354
		1,798,717
OIL, GAS & CONSUMABLE FUELS - 64.3%
Coal & Consumable Fuels - 7.2%
Arch Coal, Inc.	159,650	5,250,889
CONSOL Energy, Inc.	229,807	10,545,843
Foundation Coal Holdings, Inc.	136,614	4,860,726
International Coal Group, Inc. (a)	20,500	127,920
Natural Resource Partners LP	2,700	68,391
Peabody Energy Corp.	243,694	10,966,230
PT Bumi Resources Tbk	1,598,000	522,577
Walter Industries, Inc.	17,100	811,395
		33,153,971
Integrated Oil & Gas - 16.2%
BP PLC sponsored ADR	4,800	240,816
Chevron Corp.	386,300	31,862,026
ConocoPhillips	24,100	1,765,325
Exxon Mobil Corp.	16	1,243
Hess Corp.	173,000	14,199,840
Marathon Oil Corp.	56,700	2,260,629
Occidental Petroleum Corp.	239,400	16,865,730
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	52,700	1,972,034
Royal Dutch Shell PLC Class A sponsored ADR	85,700	5,057,157
Suncor Energy, Inc.	1,500	62,007
		74,286,807
Oil & Gas Exploration & Production - 30.7%
American Oil & Gas, Inc. NV (a)	50,739	132,429
Anadarko Petroleum Corp.	19,200	931,392
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Berry Petroleum Co. Class A	73,514	$ 2,847,197
Cabot Oil & Gas Corp.	450,818	16,292,563
Canadian Natural Resources Ltd.	169,600	11,631,717
Chesapeake Energy Corp.	242,300	8,688,878
Comstock Resources, Inc. (a)	101,720	5,091,086
Concho Resources, Inc. (a)	146,844	4,054,363
Continental Resources, Inc. (a)	458	17,967
Denbury Resources, Inc. (a)	253,100	4,819,024
EnCana Corp.	100	6,385
Encore Acquisition Co. (a)	88,232	3,686,333
EOG Resources, Inc.	800	71,568
EXCO Resources, Inc. (a)	141,650	2,311,728
Forest Oil Corp. (a)	73,009	3,621,246
Goodrich Petroleum Corp. (a)	23,200	1,011,288
Kodiak Oil & Gas Corp. (a)	101,700	152,550
Newfield Exploration Co. (a)	13,900	444,661
Nexen, Inc.	168,700	3,914,778
Northern Oil & Gas, Inc. (a)	7,600	61,788
Oil Search Ltd.	313,771	1,404,124
OPTI Canada, Inc. (a)	77,100	800,409
Penn Virginia Corp.	85,261	4,556,348
Petrobank Energy & Resources Ltd. (a)	15,900	602,748
Petrohawk Energy Corp. (a)	623,923	13,495,454
Petroquest Energy, Inc. (a)	101,063	1,551,317
Plains Exploration & Production Co. (a)	251,489	8,842,353
Quicksilver Resources, Inc. (a)	322,368	6,328,084
Range Resources Corp.	435,800	18,682,746
SandRidge Energy, Inc.	58,322	1,143,111
Southwestern Energy Co. (a)	336,000	10,261,440
Stone Energy Corp. (a)	40,600	1,718,598
Talisman Energy, Inc.	77,800	1,097,854
Vanguard Natural Resources LLC	3,400	39,950
Whiting Petroleum Corp. (a)	6,800	484,568
XTO Energy, Inc.	1,350	62,802
		140,860,847

	Shares	Value
Oil & Gas Refining & Marketing - 8.9%
Frontier Oil Corp.	276,000	$ 5,083,920
Holly Corp.	94,600	2,735,832
Petroplus Holdings AG	30,182	1,154,642
Sunoco, Inc.	1,899	67,566
Tesoro Corp.	306,432	5,053,064
Valero Energy Corp.	852,024	25,816,327
Western Refining, Inc. (d)	75,206	760,333
		40,671,684
Oil & Gas Storage & Transport - 1.3%
Williams Companies, Inc.	258,150	6,105,248
TOTAL OIL, GAS & CONSUMABLE FUELS		295,078,557
TOTAL COMMON STOCKS (Cost $508,715,010)		451,800,850
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c) (Cost $5,355,655)	5,355,655	5,355,655
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $514,070,665)	457,156,505
NET OTHER ASSETS - 0.4%	1,845,450
NET ASSETS - 100%	$ 459,001,955
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132,522
Fidelity Securities Lending Cash Central Fund	74,280
Total	$ 206,802
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 457,156,505	$ 444,262,654	$ 12,893,851	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $518,807,110. Net unrealized depreciation aggregated $61,650,605, of which $62,534,205 related to appreciated investment securities and $124,184,810 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Financial Services Portfolio

September 30, 2008

1.807734.104

VFS-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CAPITAL MARKETS - 17.2%
Asset Management & Custody Banks - 9.3%
Bank of New York Mellon Corp.	25,000	$ 814,500
EFG International	8,490	245,138
Fortress Investment Group LLC (d)	8,700	91,350
Franklin Resources, Inc.	6,400	564,032
GLG Partners, Inc. (d)	11,100	60,162
Janus Capital Group, Inc.	13,500	327,780
Julius Baer Holding AG	3,471	172,630
KKR Private Equity Investors, LP	6,700	65,325
KKR Private Equity Investors, LP Restricted Depositary Units (e)	4,300	41,925
Legg Mason, Inc.	1,200	45,672
State Street Corp.	16,167	919,579
T. Rowe Price Group, Inc.	4,600	247,066
The Blackstone Group LP	8,100	124,254
		3,719,413
Investment Banking & Brokerage - 7.9%
Charles Schwab Corp.	26,800	696,800
Goldman Sachs Group, Inc.	8,500	1,088,000
Lazard Ltd. Class A	3,900	166,764
Merrill Lynch & Co., Inc.	21,800	551,540
Morgan Stanley	29,010	667,230
		3,170,334
TOTAL CAPITAL MARKETS		6,889,747
COMMERCIAL BANKS - 18.7%
Diversified Banks - 9.7%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	5,200	74,984
ICICI Bank Ltd. sponsored ADR	2,200	51,744
U.S. Bancorp, Delaware	28,200	1,015,764
Wachovia Corp. (d)	17,997	62,990
Wells Fargo & Co.	70,800	2,657,124
		3,862,606
Regional Banks - 9.0%
Associated Banc-Corp.	16,900	337,155
Boston Private Financial Holdings, Inc.	12,800	111,872
Cathay General Bancorp	13,630	324,394
Center Financial Corp., California	2,800	35,756
Colonial Bancgroup, Inc. (d)	28,300	222,438
Huntington Bancshares, Inc. (d)	26,800	214,132
KeyCorp	32,400	386,856
M&T Bank Corp.	3,900	348,075
National City Corp. (d)	109,100	190,925
PNC Financial Services Group, Inc.	14,100	1,053,270
UCBH Holdings, Inc.	2,300	14,743

	Shares	Value
Wintrust Financial Corp.	5,559	$ 163,157
Zions Bancorp (d)	5,500	212,850
		3,615,623
TOTAL COMMERCIAL BANKS		7,478,229
CONSUMER FINANCE - 4.8%
Consumer Finance - 4.8%
American Express Co.	8,240	291,943
Capital One Financial Corp. (d)	12,500	637,500
Discover Financial Services	20,655	285,452
Dollar Financial Corp. (a)	8,110	124,813
Promise Co. Ltd.	8,550	165,506
SLM Corp. (a)	32,100	396,114
		1,901,328
DIVERSIFIED FINANCIAL SERVICES - 21.3%
Other Diversifed Financial Services - 17.9%
Bank of America Corp.	77,443	2,710,504
Citigroup, Inc.	102,630	2,104,941
JPMorgan Chase & Co.	50,038	2,336,775
		7,152,220
Specialized Finance - 3.4%
CIT Group, Inc. (d)	39,200	272,832
CME Group, Inc.	1,787	663,888
Deutsche Boerse AG	2,900	265,286
JSE Ltd.	6,000	39,585
KKR Financial Holdings LLC	20,100	127,836
		1,369,427
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,521,647
INSURANCE - 20.3%
Insurance Brokers - 0.5%
National Financial Partners Corp.	5,700	85,500
Willis Group Holdings Ltd.	3,800	122,588
		208,088
Life & Health Insurance - 6.3%
AFLAC, Inc.	7,300	428,875
MetLife, Inc. (d)	16,310	913,360
Principal Financial Group, Inc. (d)	10,600	460,994
Prudential Financial, Inc.	10,100	727,200
		2,530,429
Multi-Line Insurance - 1.8%
American International Group, Inc.	8,310	27,672
Assurant, Inc.	4,400	242,000
Hartford Financial Services Group, Inc.	10,560	432,854
		702,526
Property & Casualty Insurance - 6.5%
ACE Ltd.	24,150	1,307,240
Argo Group International Holdings, Ltd. (a)	6,544	241,146
Axis Capital Holdings Ltd.	4,200	133,182
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Berkshire Hathaway, Inc. Class A (a)	3	$ 391,800
LandAmerica Financial Group, Inc. (d)	2,300	55,775
MBIA, Inc. (d)	7,560	89,964
The Travelers Companies, Inc.	5,900	266,680
United America Indemnity Ltd. Class A (a)	7,600	108,148
		2,593,935
Reinsurance - 5.2%
Everest Re Group Ltd.	10,800	934,524
IPC Holdings Ltd.	6,300	190,323
Max Capital Group Ltd.	11,099	257,830
Montpelier Re Holdings Ltd.	3,100	51,181
Platinum Underwriters Holdings Ltd.	11,200	397,376
RenaissanceRe Holdings Ltd.	5,000	260,000
		2,091,234
TOTAL INSURANCE		8,126,212
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Visa, Inc.	3,000	184,170
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Mortgage REITs - 1.5%
Annaly Capital Management, Inc.	39,000	524,550
Chimera Investment Corp.	12,400	77,004
		601,554
Residential REITs - 1.7%
Equity Lifestyle Properties, Inc.	7,100	376,513
UDR, Inc.	11,500	300,725
		677,238
Retail REITs - 2.8%
CBL & Associates Properties, Inc.	4,500	90,360
Developers Diversified Realty Corp.	11,900	377,111
General Growth Properties, Inc.	18,900	285,390
Simon Property Group, Inc.	3,600	349,200
		1,102,061
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,380,853
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Diversified Real Estate Activities - 1.1%
Meruelo Maddux Properties, Inc. (a)	14,700	17,934
Mitsubishi Estate Co. Ltd.	22,000	433,676
		451,610
THRIFTS & MORTGAGE FINANCE - 1.5%
Thrifts & Mortgage Finance - 1.5%
FirstFed Financial Corp. (a)	5,800	45,472
Hudson City Bancorp, Inc.	26,779	494,073
IndyMac Bancorp, Inc.	4,600	736

	Shares	Value
Radian Group, Inc.	7,400	$ 37,296
Washington Mutual, Inc.	21,800	1,788
		579,365
TOTAL COMMON STOCKS (Cost $40,314,392)		36,513,161
Convertible Preferred Stocks - 0.4%

COMMERCIAL BANKS - 0.3%
Regional Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	150	115,199
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	300	8,736
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	1,100	9,502
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	20,500	50,840
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $368,786)		184,277
Money Market Funds - 12.4%

Fidelity Cash Central Fund, 1.92% (b)	3,374,217	3,374,217
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	1,576,950	1,576,950
TOTAL MONEY MARKET FUNDS (Cost $4,951,167)		4,951,167
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $45,634,345)	41,648,605
NET OTHER ASSETS - (4.2)%	(1,695,548)
NET ASSETS - 100%	$ 39,953,057
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,925 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,688
Fidelity Securities Lending Cash Central Fund	23,073
Total	$ 80,761
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 41,648,605	$ 40,142,507	$ 1,506,098	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $46,211,521. Net unrealized depreciation aggregated $4,562,916, of which $4,447,464 related to appreciated investment securities and $9,010,380 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2008

1.808784.104

VIPGR-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Hotels, Restaurants & Leisure - 2.0%
Burger King Holdings, Inc.	1,900	$ 46,664
Life Time Fitness, Inc. (a)	500	15,635
McDonald's Corp.	4,400	271,480
		333,779
Household Durables - 0.3%
Tempur-Pedic International, Inc.	3,600	42,336
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	400	29,104
Blue Nile, Inc. (a)	1,200	51,444
		80,548
Media - 0.2%
The DIRECTV Group, Inc. (a)	1,500	39,255
Multiline Retail - 1.2%
JCPenney Co., Inc.	400	13,336
Nordstrom, Inc.	800	23,056
Target Corp.	3,400	166,770
		203,162
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	1,600	63,120
Dick's Sporting Goods, Inc. (a)	2,500	48,950
Ross Stores, Inc.	900	33,129
Staples, Inc.	5,400	121,500
Talbots, Inc.	700	9,170
The Men's Wearhouse, Inc.	1,800	38,232
TJX Companies, Inc.	1,600	48,832
		362,933
Textiles, Apparel & Luxury Goods - 3.4%
American Apparel, Inc. (a)	4,500	36,900
Deckers Outdoor Corp. (a)	900	93,672
G-III Apparel Group Ltd. (a)	7,100	132,841
Polo Ralph Lauren Corp. Class A	3,100	206,584
Titan Industries Ltd.	881	21,325
VF Corp.	1,100	85,041
		576,363
TOTAL CONSUMER DISCRETIONARY		1,638,376
CONSUMER STAPLES - 11.8%
Beverages - 3.8%
Molson Coors Brewing Co. Class B	7,300	341,275
PepsiCo, Inc.	3,800	270,826
United Spirits Ltd.	549	15,067
		627,168
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	5,700	191,862
Sysco Corp.	3,400	104,822
Wal-Mart Stores, Inc.	1,300	77,857
		374,541

	Shares	Value
Food Products - 2.3%
Nestle SA sponsored ADR	8,000	$ 343,600
Smart Balance, Inc. (a)(d)	7,300	47,888
		391,488
Household Products - 1.7%
Procter & Gamble Co.	4,000	278,760
Personal Products - 1.8%
Avon Products, Inc.	6,900	286,833
Dabur India Ltd.	8,921	17,588
		304,421
TOTAL CONSUMER STAPLES		1,976,378
ENERGY - 10.6%
Energy Equipment & Services - 3.3%
Halliburton Co.	4,000	129,560
National Oilwell Varco, Inc. (a)	2,746	137,932
Schlumberger Ltd. (NY Shares)	3,590	280,343
		547,835
Oil, Gas & Consumable Fuels - 7.3%
Arch Coal, Inc.	900	29,601
Canadian Natural Resources Ltd.	800	54,867
Chesapeake Energy Corp.	1,700	60,962
ConocoPhillips	1,100	80,575
CONSOL Energy, Inc.	1,610	73,883
EOG Resources, Inc.	1,500	134,190
Exxon Mobil Corp.	2,490	193,373
Hess Corp.	1,600	131,328
Nova Biosource Fuels, Inc. (a)	76,400	11,460
Occidental Petroleum Corp.	2,100	147,945
Peabody Energy Corp.	2,800	126,000
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,200	44,904
Quicksilver Resources, Inc. (a)	1,800	35,334
Southwestern Energy Co. (a)	1,100	33,594
Ultra Petroleum Corp. (a)	1,200	66,408
		1,224,424
TOTAL ENERGY		1,772,259
FINANCIALS - 5.2%
Capital Markets - 2.7%
Charles Schwab Corp.	6,300	163,800
Goldman Sachs Group, Inc.	500	64,000
Janus Capital Group, Inc.	3,400	82,552
Morgan Stanley	800	18,400
Northern Trust Corp.	620	44,764
State Street Corp.	1,330	75,650
		449,166
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.0%
Wells Fargo & Co.	3,200	$ 120,096
Zions Bancorp	1,200	46,440
		166,536
Consumer Finance - 0.2%
American Express Co.	1,200	42,516
Diversified Financial Services - 0.4%
Bank of America Corp.	1,100	38,500
JPMorgan Chase & Co.	500	23,350
		61,850
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	10	43,950
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	5,300	97,785
TOTAL FINANCIALS		861,803
HEALTH CARE - 16.0%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. (a)	2,100	82,530
Alnylam Pharmaceuticals, Inc. (a)(d)	2,600	75,270
Amgen, Inc. (a)	800	47,416
BioMarin Pharmaceutical, Inc. (a)	1,500	39,735
Celgene Corp. (a)	1,600	101,248
Cougar Biotechnology, Inc. (a)	1,400	46,746
CSL Ltd.	2,883	87,335
Genentech, Inc. (a)	2,700	239,436
Gilead Sciences, Inc. (a)	3,500	159,530
RXi Pharmaceuticals Corp.	3,054	24,921
		904,167
Health Care Equipment & Supplies - 6.4%
Alcon, Inc.	700	113,057
Baxter International, Inc.	3,400	223,142
Covidien Ltd.	6,500	349,440
Inverness Medical Innovations, Inc. (a)	13,025	390,750
		1,076,389
Health Care Providers & Services - 0.7%
athenahealth, Inc.	100	3,327
Express Scripts, Inc. (a)	1,600	118,112
		121,439
Health Care Technology - 0.6%
Eclipsys Corp. (a)	4,300	90,085
Life Sciences Tools & Services - 1.9%
Covance, Inc. (a)	700	61,887
Illumina, Inc. (a)	3,800	154,014
QIAGEN NV (a)	5,500	108,515
		324,416

	Shares	Value
Pharmaceuticals - 1.0%
Allergan, Inc.	2,300	$ 118,450
Wyeth	1,300	48,022
		166,472
TOTAL HEALTH CARE		2,682,968
INDUSTRIALS - 10.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	5,200	216,060
Raytheon Co.	2,200	117,722
United Technologies Corp.	1,600	96,096
		429,878
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	1,800	113,202
Airlines - 0.3%
Northwest Airlines Corp. (a)	3,400	30,702
UAL Corp.	1,300	11,427
		42,129
Commercial Services & Supplies - 0.4%
Fuel Tech, Inc. (a)	4,125	74,621
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	342	18,152
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	4,800	93,120
Alstom SA	1,400	106,235
American Superconductor Corp. (a)(d)	7,500	176,775
Bharat Heavy Electricals Ltd.	606	20,984
Satcon Technology Corp. (a)(d)	14,200	25,418
		422,532
Machinery - 2.0%
Cummins, Inc.	3,800	166,136
Deere & Co.	2,200	108,900
Sulzer AG (Reg.)	569	60,545
		335,581
Professional Services - 0.4%
Manpower, Inc.	1,650	71,214
Road & Rail - 1.1%
Con-way, Inc.	100	4,411
CSX Corp.	400	21,828
Landstar System, Inc.	1,100	48,466
Union Pacific Corp.	1,600	113,856
		188,561
TOTAL INDUSTRIALS		1,695,870
INFORMATION TECHNOLOGY - 29.6%
Communications Equipment - 9.0%
Cisco Systems, Inc. (a)	25,200	568,512
Infinera Corp. (a)	3,000	28,680
Juniper Networks, Inc. (a)	13,900	292,873
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	10,600	$ 455,482
Research In Motion Ltd. (a)	2,505	171,092
		1,516,639
Computers & Peripherals - 5.9%
Apple, Inc. (a)	7,300	829,718
Hewlett-Packard Co.	3,300	152,592
		982,310
Internet Software & Services - 5.9%
Equinix, Inc. (a)	3,600	250,056
Google, Inc. Class A (sub. vtg.) (a)	1,620	648,842
Omniture, Inc. (a)	4,735	86,935
		985,833
IT Services - 3.4%
Cognizant Technology Solutions Corp. Class A (a)	17,560	400,895
Satyam Computer Services Ltd. sponsored ADR	900	14,535
Visa, Inc.	2,600	159,614
		575,044
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc.	21,200	320,756
ASML Holding NV (NY Shares)	3,500	61,635
KLA-Tencor Corp.	2,400	75,960
Lam Research Corp. (a)	1,200	37,788
Skyworks Solutions, Inc. (a)	10,000	83,600
		579,739
Software - 1.9%
GSE Systems, Inc. (a)	2,500	17,500
Salesforce.com, Inc. (a)	900	43,560
Sybase, Inc. (a)	8,700	266,394
		327,454
TOTAL INFORMATION TECHNOLOGY		4,967,019
MATERIALS - 5.7%
Chemicals - 5.5%
Calgon Carbon Corp. (a)	4,600	93,656
Monsanto Co.	7,180	710,676
The Mosaic Co.	1,700	115,634
		919,966

	Shares	Value
Metals & Mining - 0.2%
Newmont Mining Corp.	1,000	$ 38,760
TOTAL MATERIALS		958,726
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.	27,200	87,856
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Nevada Geothermal Power, Inc. (a)	100	67
TOTAL COMMON STOCKS (Cost $18,839,985)		16,641,322
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.92% (b)	106,725	106,725
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	297,675	297,675
TOTAL MONEY MARKET FUNDS (Cost $404,400)		404,400
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $19,244,385)	17,045,722
NET OTHER ASSETS - (1.7)%	(279,486)
NET ASSETS - 100%	$ 16,766,236
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,921 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
RXi Pharmaceuticals Corp.	6/24/08	$ 24,798
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,428
Fidelity Securities Lending Cash Central Fund	16,997
Total	$ 27,425
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 17,045,722	$ 16,698,491	$ 347,231	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $19,378,463. Net unrealized depreciation aggregated $2,332,741, of which $1,188,648 related to appreciated investment securities and $3,521,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Health Care Portfolio

September 30, 2008

1.807727.104

VHC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
BEVERAGES - 0.1%
Soft Drinks - 0.1%
Hansen Natural Corp. (a)	1,200	$ 36,300
BIOTECHNOLOGY - 18.4%
Biotechnology - 18.4%
Alnylam Pharmaceuticals, Inc. (a)	8,200	237,390
Amgen, Inc. (a)	28,225	1,672,896
Biogen Idec, Inc. (a)	14,711	739,816
BioMarin Pharmaceutical, Inc. (a)	34,019	901,163
Cephalon, Inc. (a)	7,090	549,404
Cougar Biotechnology, Inc. (a)	1,506	50,285
CSL Ltd.	15,576	471,843
Genentech, Inc. (a)	69,401	6,154,484
Genzyme Corp. (a)	11,400	922,146
GTx, Inc. (a)(d)	19,300	367,086
Human Genome Sciences, Inc. (a)	5,500	34,925
ImClone Systems, Inc. (a)	2,930	182,949
Molecular Insight Pharmaceuticals, Inc. (a)	5,000	38,400
Myriad Genetics, Inc. (a)	4,200	272,496
Omrix Biopharmaceuticals, Inc. (a)	17,974	322,454
ONYX Pharmaceuticals, Inc. (a)	10,205	369,217
OREXIGEN Therapeutics, Inc. (a)(d)	6,800	73,372
PDL BioPharma, Inc.	8,294	77,217
RXi Pharmaceuticals Corp.	972	7,932
Theravance, Inc. (a)	30,524	380,329
		13,825,804
CHEMICALS - 4.5%
Fertilizers & Agricultural Chemicals - 4.4%
Monsanto Co.	15,300	1,514,394
Syngenta AG sponsored ADR	5,200	220,064
The Mosaic Co.	23,400	1,591,668
		3,326,126
Specialty Chemicals - 0.1%
Jubilant Organosys Ltd.	13,085	80,104
TOTAL CHEMICALS		3,406,230
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	700	6,272
Environmental & Facility Services - 0.1%
American Ecology Corp.	2,200	60,874
TOTAL COMMERCIAL SERVICES & SUPPLIES		67,146
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)	59,089	206,812
Hillenbrand, Inc.	2,200	44,352

	Shares	Value
Stewart Enterprises, Inc. Class A	17,100	$ 134,406
StoneMor Partners LP	1,100	16,038
		401,608
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Mettler-Toledo International, Inc. (a)	2,646	259,308
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
China Nepstar Chain Drugstore Ltd. ADR	2,100	10,269
CVS Caremark Corp.	14,642	492,850
		503,119
FOOD PRODUCTS - 1.4%
Agricultural Products - 0.3%
Archer Daniels Midland Co.	3,149	68,995
Bunge Ltd.	2,600	164,268
		233,263
Packaged Foods & Meats - 1.1%
Marine Harvest ASA (a)	80,000	39,911
Nestle SA:
(Reg.)	14,871	642,745
sponsored ADR	3,700	158,915
		841,571
TOTAL FOOD PRODUCTS		1,074,834
HEALTH CARE EQUIPMENT & SUPPLIES - 22.9%
Health Care Equipment - 18.8%
Abaxis, Inc. (a)	1,600	31,520
American Medical Systems Holdings, Inc. (a)	23,600	419,136
Baxter International, Inc.	42,720	2,803,714
Beckman Coulter, Inc.	1,600	113,584
Boston Scientific Corp. (a)	121,898	1,495,688
C.R. Bard, Inc.	5,922	561,820
China Medical Technologies, Inc. sponsored ADR (d)	1,600	52,128
CONMED Corp. (a)	1,000	32,000
Covidien Ltd.	75,688	4,068,987
Electro-Optical Sciences, Inc. (a)	23,090	120,529
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	7,563	15,675
warrants 8/2/12 (a)(f)	1,900	4,031
Gen-Probe, Inc. (a)	5,500	291,775
Golden Meditech Co. Ltd.	700,000	162,730
Hill-Rom Holdings, Inc.	2,600	78,806
I-Flow Corp. (a)	8,137	75,755
Integra LifeSciences Holdings Corp. (a)	8,800	387,464
Kinetic Concepts, Inc. (a)	1,903	54,407
Medtronic, Inc.	36,323	1,819,782
Meridian Bioscience, Inc.	2,000	58,080
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Mindray Medical International Ltd. sponsored ADR	6,229	$ 210,104
Mingyuan Medicare Development Co. Ltd.	490,000	52,334
Natus Medical, Inc. (a)	100	2,266
NuVasive, Inc. (a)	400	19,732
Quidel Corp. (a)	2,300	37,743
St. Jude Medical, Inc. (a)	16,600	721,934
Syneron Medical Ltd. (a)	27,300	389,025
ThermoGenesis Corp. (a)	14,749	18,436
		14,099,185
Health Care Supplies - 4.1%
Alcon, Inc.	3,809	615,192
Cremer SA	4,000	21,237
Haemonetics Corp. (a)	3,000	185,160
Immucor, Inc. (a)	2,700	86,292
InfuSystems Holdings, Inc. (a)	52,900	124,315
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	9,800	980
Inverness Medical Innovations, Inc. (a)	59,248	1,777,440
RTI Biologics, Inc. (a)	14,300	133,705
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	138,092
		3,082,413
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		17,181,598
HEALTH CARE PROVIDERS & SERVICES - 13.2%
Health Care Distributors & Services - 2.7%
Celesio AG	100	4,363
McKesson Corp.	25,600	1,377,536
Profarma Distribuidora de Produtos Farmaceuticos SA	74,900	623,658
		2,005,557
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc.	2,273	49,983
Community Health Systems, Inc. (a)	17,050	499,736
Emeritus Corp. (a)	3,648	90,835
Hanger Orthopedic Group, Inc. (a)	6,311	110,127
Sun Healthcare Group, Inc. (a)	2,036	29,848
		780,529
Health Care Services - 4.6%
Apria Healthcare Group, Inc. (a)	30,654	559,129
athenahealth, Inc.	100	3,327
Diagnosticos da America SA	7,000	95,450
Emergency Medical Services Corp. Class A (a)	100	2,988
Express Scripts, Inc. (a)	13,400	989,188

	Shares	Value
Health Grades, Inc. (a)	41,466	$ 117,763
Medco Health Solutions, Inc. (a)	26,385	1,187,325
NightHawk Radiology Holdings, Inc. (a)	52,364	378,068
Rural/Metro Corp. (a)	28,320	71,933
Virtual Radiologic Corp.	3,200	26,112
		3,431,283
Managed Health Care - 4.9%
Coventry Health Care, Inc. (a)	2,900	94,395
Humana, Inc. (a)	11,936	491,763
Medial Saude SA	9,300	53,776
UnitedHealth Group, Inc.	66,765	1,695,163
Universal American Financial Corp. (a)	39,763	484,711
WellPoint, Inc. (a)	19,208	898,358
		3,718,166
TOTAL HEALTH CARE PROVIDERS & SERVICES		9,935,535
HEALTH CARE TECHNOLOGY - 0.6%
Health Care Technology - 0.6%
Eclipsys Corp. (a)	6,500	136,175
HLTH Corp. (a)	25,750	294,323
Phase Forward, Inc. (a)	2,000	41,820
		472,318
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Centerplate, Inc. unit	600	1,800
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)	3,522	104,744
LIFE SCIENCES TOOLS & SERVICES - 12.1%
Life Sciences Tools & Services - 12.1%
Albany Molecular Research, Inc. (a)	2,470	44,682
AMAG Pharmaceuticals, Inc. (a)	2,151	83,308
Bio-Rad Laboratories, Inc. Class A (a)	211	20,914
Bruker BioSciences Corp. (a)	18,286	243,752
Charles River Laboratories International, Inc. (a)	10,515	583,898
Covance, Inc. (a)	2,768	244,719
Dishman Pharmaceuticals and Chemicals Ltd.	24,836	165,230
Exelixis, Inc. (a)	8,863	53,887
Harvard Bioscience, Inc. (a)	5,140	23,901
Illumina, Inc. (a)	11,408	462,366
Lonza Group AG	11,575	1,452,459
PAREXEL International Corp. (a)	12,098	346,729
PerkinElmer, Inc.	10,924	272,772
Pharmaceutical Product Development, Inc.	9,901	409,406
QIAGEN NV (a)	45,900	905,607
Techne Corp. (a)	2,100	151,452
Thermo Fisher Scientific, Inc. (a)	63,775	3,507,625
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Varian, Inc. (a)	1,300	$ 55,770
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	3,369	44,302
		9,072,779
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	9,332	320,927
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	2,250	24,863
PHARMACEUTICALS - 19.6%
Pharmaceuticals - 19.6%
Abbott Laboratories	55,983	3,223,501
Alembic Ltd.	2,456	2,119
Allergan, Inc.	19,121	984,732
Bristol-Myers Squibb Co.	69,922	1,457,874
China Shineway Pharmaceutical Group Ltd.	158,000	112,654
Eczacibasi ILAC Sanayi TAS	30,000	27,027
Elan Corp. PLC sponsored ADR (a)	2,500	26,675
Eli Lilly & Co.	4,600	202,538
Eurand NV (a)	500	9,080
Pfizer, Inc.	123,900	2,284,716
Piramal Healthcare Ltd.	19,562	140,090
Shire PLC sponsored ADR	8,677	414,327
Simcere Pharmaceutical Group sponsored ADR (a)	3,050	26,474
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	38,400	1,758,336
Valeant Pharmaceuticals International (a)(d)	7,910	161,918
Wyeth	101,947	3,765,922
XenoPort, Inc. (a)	2,300	111,527
		14,709,510
TOTAL COMMON STOCKS (Cost $75,464,245)		71,398,423
Nonconvertible Bonds - 0.2%
Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
DASA Finance Corp. 8.75% 5/29/18 (e) (Cost $222,809)	$ 220,000	176,000
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	2,298,325	$ 2,298,325
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	1,464,750	1,464,750
TOTAL MONEY MARKET FUNDS (Cost $3,763,075)		3,763,075
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $74,000)	$ 74,000	74,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $79,524,129)	75,411,498
NET OTHER ASSETS - (0.4)%	(310,589)
NET ASSETS - 100%	$ 75,100,909
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,000 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,707 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.: warrants 11/2/11	11/1/06	$ 1
warrants 8/2/12	8/1/07	$ 2
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$74,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 54,626
Barclays Capital, Inc.	5,321
ING Financial Markets LLC	14,053
$ 74,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,607
Fidelity Securities Lending Cash Central Fund	24,246
Total	$ 82,853
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 75,411,498	$ 71,677,118	$ 3,734,380	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $80,094,480. Net unrealized depreciation aggregated $4,682,982, of which $4,367,216 related to appreciated investment securities and $9,050,198 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealer who makes markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Industrials Portfolio

September 30, 2008

1.807737.104

VCY-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 20.1%
Aerospace & Defense - 20.1%
Honeywell International, Inc.	71,200	$ 2,958,360
Lockheed Martin Corp.	17,700	1,941,159
Northrop Grumman Corp.	17,200	1,041,288
Precision Castparts Corp.	10,000	787,800
Raytheon Co.	36,525	1,954,453
Stanley, Inc. (a)	6,600	243,606
United Technologies Corp.	53,999	3,243,180
		12,169,846
AIR FREIGHT & LOGISTICS - 9.1%
Air Freight & Logistics - 9.1%
C.H. Robinson Worldwide, Inc.	10,100	514,696
FedEx Corp.	12,200	964,288
Hub Group, Inc. Class A (a)	7,700	289,905
United Parcel Service, Inc. Class B	53,800	3,383,482
UTI Worldwide, Inc.	21,300	362,526
		5,514,897
AUTO COMPONENTS - 3.4%
Auto Parts & Equipment - 3.4%
Johnson Controls, Inc.	58,700	1,780,371
WABCO Holdings, Inc.	7,241	257,345
		2,037,716
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
Masco Corp.	51,420	922,475
Owens Corning (a)	12,900	308,439
		1,230,914
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
Albemarle Corp.	10,635	327,983
Nalco Holding Co.	14,300	265,122
W.R. Grace & Co. (a)	18,900	285,768
		878,873
COMMERCIAL SERVICES & SUPPLIES - 3.9%
Environmental & Facility Services - 2.6%
Allied Waste Industries, Inc. (a)	73,100	812,141
Republic Services, Inc.	25,800	773,484
		1,585,625
Security & Alarm Services - 1.3%
The Brink's Co.	12,625	770,378
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,356,003
CONSTRUCTION & ENGINEERING - 0.7%
Construction & Engineering - 0.7%
Shaw Group, Inc. (a)	13,300	408,709

	Shares	Value
ELECTRICAL EQUIPMENT - 9.3%
Electrical Components & Equipment - 6.7%
AMETEK, Inc.	19,050	$ 776,669
Cooper Industries Ltd. Class A	18,900	755,055
Emerson Electric Co.	32,800	1,337,912
Roper Industries, Inc.	3,900	222,144
Saft Groupe SA (a)	7,977	315,781
SolarWorld AG	4,300	180,927
Sunpower Corp. Class A (a)(d)	5,000	354,650
Woodward Governor Co.	2,685	94,700
		4,037,838
Heavy Electrical Equipment - 2.6%
Alstom SA	7,500	569,118
China High Speed Transmission Equipment Group Co. Ltd.	200,000	366,047
Vestas Wind Systems AS (a)	7,500	654,482
		1,589,647
TOTAL ELECTRICAL EQUIPMENT		5,627,485
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Equipment & Instruments - 0.9%
Itron, Inc. (a)	6,229	551,453
INDUSTRIAL CONGLOMERATES - 16.5%
Industrial Conglomerates - 16.5%
General Electric Co.	261,719	6,673,834
McDermott International, Inc. (a)	16,700	426,685
Siemens AG sponsored ADR (d)	17,400	1,633,686
Tyco International Ltd.	35,981	1,260,055
		9,994,260
MACHINERY - 19.5%
Construction & Farm Machinery & Heavy Trucks - 8.3%
Caterpillar, Inc.	30,400	1,811,840
Cummins, Inc.	39,400	1,722,568
Deere & Co.	23,100	1,143,450
Navistar International Corp. (a)	6,900	373,842
		5,051,700
Industrial Machinery - 11.2%
Actuant Corp. Class A	2,700	68,148
Danaher Corp.	27,200	1,887,680
Eaton Corp.	13,418	753,823
Flowserve Corp.	5,200	461,604
Ingersoll-Rand Co. Ltd. Class A	21,300	663,921
Invensys PLC (a)	81,600	303,225
Pall Corp.	12,600	433,314
Parker Hannifin Corp.	5,300	280,900
SPX Corp.	6,002	462,154
Sulzer AG (Reg.)	5,534	588,855
The Weir Group PLC	21,100	231,701
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Timken Co.	13,300	$ 377,055
Valmont Industries, Inc.	3,400	281,146
		6,793,526
TOTAL MACHINERY		11,845,226
MARINE - 0.7%
Marine - 0.7%
Safe Bulkers, Inc.	20,600	224,540
Ultrapetrol (Bahamas) Ltd. (a)	26,600	208,810
		433,350
PROFESSIONAL SERVICES - 0.8%
Research & Consulting Services - 0.8%
Equifax, Inc.	13,700	471,965
ROAD & RAIL - 8.7%
Railroads - 7.2%
Norfolk Southern Corp.	27,890	1,846,597
Union Pacific Corp.	36,000	2,561,760
		4,408,357
Trucking - 1.5%
Con-way, Inc. (d)	10,500	463,155
Landstar System, Inc.	6,356	280,045
Old Dominion Freight Lines, Inc. (a)	5,262	149,125
		892,325
TOTAL ROAD & RAIL		5,300,682
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
Rush Enterprises, Inc. Class A (a)	42,947	549,722

	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.5%
Marine Ports & Services - 0.5%
Aegean Marine Petroleum Network, Inc.	13,300	$ 297,255
TOTAL COMMON STOCKS (Cost $66,220,034)		59,668,356
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $15,608)	$ 540,000	6,750
Money Market Funds - 3.0%
Shares
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c) (Cost $1,827,825)	1,827,825	1,827,825
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $68,063,467)	61,502,931
NET OTHER ASSETS - (1.4)%	(830,419)
NET ASSETS - 100%	$ 60,672,512
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,930
Fidelity Securities Lending Cash Central Fund	67,148
Total	$ 110,078
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 61,502,931	$ 58,286,045	$ 3,210,136	$ 6,750
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(17,550)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	24,300
Ending Balance	$ 6,750

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $68,717,896. Net unrealized depreciation aggregated $7,214,965, of which $2,844,103 related to appreciated investment securities and $10,059,068 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2008

1.822576.103

VIPCAP-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.6%
CSL Ltd.	14,219	$ 430,736
Mount Gibson Iron Ltd. (a)	102,780	136,913
TOTAL AUSTRALIA		567,649
Bermuda - 1.0%
Covidien Ltd.	6,300	338,688
Brazil - 2.6%
Iguatemi Empresa de Shopping Centers SA	26,100	184,121
MRV Engenharia e Participacoes SA (a)	30,200	311,946
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,200	423,864
TOTAL BRAZIL		919,931
Canada - 7.6%
Absolute Software Corp. (a)	33,100	255,931
Agnico-Eagle Mines Ltd.	8,100	442,136
Canadian Natural Resources Ltd.	6,600	452,649
Consolidated Thompson Iron Mines Ltd. (a)	75,400	258,559
Mercator Minerals Ltd. (a)	107,800	445,622
Potash Corp. of Saskatchewan, Inc.	2,900	382,829
Suncor Energy, Inc.	10,800	446,449
TOTAL CANADA		2,684,175
Cayman Islands - 1.8%
Chaoda Modern Agriculture (Holdings) Ltd.	410,000	346,286
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	8,200	294,134
TOTAL CAYMAN ISLANDS		640,420
China - 0.9%
Focus Media Holding Ltd. ADR (a)(d)	11,600	330,716
Czech Republic - 1.3%
Ceske Energeticke Zavody AS	7,400	452,602
Denmark - 0.9%
Vestas Wind Systems AS (a)	3,700	322,878
France - 6.9%
Alstom SA	4,500	341,471
AXA SA	15,300	500,658
BNP Paribas SA	5,800	553,457
GDF Suez	6,400	333,019
Saft Groupe SA (a)	6,900	273,146
Vivendi	13,602	426,281
TOTAL FRANCE		2,428,032
Germany - 9.0%
Allianz AG (Reg.)	3,700	507,084
E.ON AG	12,700	639,051
Linde AG	3,000	320,243
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,800	422,216

	Shares	Value
Q-Cells AG (a)(d)	5,100	$ 427,500
RWE AG	5,800	552,756
Wirecard AG (a)	39,687	293,159
TOTAL GERMANY		3,162,009
Greece - 0.9%
Public Power Corp. of Greece	21,700	334,652
Hong Kong - 0.9%
CNOOC Ltd.	281,000	315,680
India - 0.5%
Rural Electrification Corp. Ltd.	3,032	5,353
Tata Power Co. Ltd.	9,661	191,063
TOTAL INDIA		196,416
Israel - 3.4%
Cellcom Israel Ltd.	13,100	393,786
Israel Chemicals Ltd.	23,400	358,647
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,000	457,900
TOTAL ISRAEL		1,210,333
Italy - 2.4%
Intesa Sanpaolo SpA	76,500	420,568
UniCredit SpA	113,500	424,347
TOTAL ITALY		844,915
Japan - 10.1%
East Japan Railway Co.	78	581,914
Hisamitsu Pharmaceutical Co., Inc.	9,100	398,439
Itochu Corp.	52,000	313,374
Mitsubishi Corp.	18,900	394,405
Mitsui & Co. Ltd.	28,000	347,732
Nomura Holdings, Inc. sponsored ADR	33,800	442,104
Sumitomo Mitsui Financial Group, Inc.	79	495,490
Tsumura & Co.	7,500	190,332
Wacom Co. Ltd. (d)	217	403,955
TOTAL JAPAN		3,567,745
Korea (South) - 1.0%
KT&G Corp.	4,860	362,736
Mexico - 1.1%
Desarrolladora Homex Sab de CV (a)	51,700	381,862
Norway - 1.8%
Renewable Energy Corp. AS (a)	12,500	231,649
Telenor ASA	33,100	412,071
TOTAL NORWAY		643,720
Russia - 4.0%
OAO Gazprom sponsored ADR	45,216	1,415,263
South Africa - 3.9%
African Rainbow Minerals Ltd.	11,900	228,508
Aveng Ltd.	47,000	358,777
FirstRand Ltd.	127,500	262,427
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	19,200	$ 270,807
Shoprite Holdings Ltd.	42,500	241,559
TOTAL SOUTH AFRICA		1,362,078
Spain - 2.8%
Grifols SA	7,583	193,687
Telefonica SA	33,000	784,381
TOTAL SPAIN		978,068
Sweden - 0.5%
Modern Times Group MTG AB (B Shares)	4,724	170,134
Switzerland - 6.4%
Lonza Group AG	2,795	350,723
Nestle SA (Reg.)	26,224	1,133,438
UBS AG (NY Shares)	16,000	280,640
Zurich Financial Services AG (Reg.)	1,727	478,284
TOTAL SWITZERLAND		2,243,085
Turkey - 1.5%
Tupras-Turkiye Petrol Rafinerileri AS	14,241	263,288
Turkiye Garanti Bankasi AS (a)	105,000	251,704
TOTAL TURKEY		514,992
United Kingdom - 16.2%
BAE Systems PLC	54,200	399,592
Barclays PLC	29,800	177,070
Barclays PLC Sponsored ADR	2,500	61,750
BG Group PLC	26,900	487,901
BHP Billiton PLC	33,400	756,714
HSBC Holdings PLC sponsored ADR (d)	10,700	864,881
Imperial Tobacco Group PLC	18,700	600,335
Informa PLC	32,500	183,304
Man Group PLC	49,550	302,820
Prudential PLC	45,760	417,275
Reckitt Benckiser Group PLC	9,300	450,948
Sibir Energy PLC (a)	38,400	266,697

	Shares	Value
Vedanta Resources PLC	12,600	$ 264,123
Xstrata PLC	15,100	470,625
TOTAL UNITED KINGDOM		5,704,035
United States of America - 4.8%
Baxter International, Inc.	5,300	347,839
C.R. Bard, Inc.	2,000	189,740
MasterCard, Inc. Class A	1,600	283,728
Medco Health Solutions, Inc. (a)	6,970	313,650
Philip Morris International, Inc.	11,600	557,960
TOTAL UNITED STATES OF AMERICA		1,692,917
TOTAL COMMON STOCKS (Cost $41,849,917)		33,785,731
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 1.92% (b)	1,448,910	1,448,910
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	1,466,731	1,466,731
TOTAL MONEY MARKET FUNDS (Cost $2,915,641)		2,915,641
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $44,765,558)	36,701,372
NET OTHER ASSETS - (4.1)%	(1,457,858)
NET ASSETS - 100%	$ 35,243,514
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,272
Fidelity Securities Lending Cash Central Fund	33,716
Total	$ 57,988
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 36,701,372	$ 14,800,629	$ 21,900,743	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $45,117,906. Net unrealized depreciation aggregated $8,416,534, of which $392,572 related to appreciated investment securities and $8,809,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Materials Portfolio

September 30, 2008

1.856922.101

VMATP-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BUILDING PRODUCTS - 0.8%
Building Products - 0.8%
Masco Corp.	12,800	$ 229,632
CHEMICALS - 56.5%
Commodity Chemicals - 3.6%
Celanese Corp. Class A	39,700	1,108,027
Diversified Chemicals - 17.0%
Ashland, Inc.	3,100	90,644
E.I. du Pont de Nemours & Co.	77,051	3,105,155
FMC Corp.	18,000	925,020
PPG Industries, Inc.	7,700	449,064
Solutia, Inc. (a)	44,900	628,600
		5,198,483
Fertilizers & Agricultural Chemicals - 18.1%
Agrium, Inc.	2,200	122,980
K&S AG	1,900	131,692
Monsanto Co.	41,024	4,060,557
Terra Industries, Inc.	11,800	346,920
The Mosaic Co.	12,700	863,854
		5,526,003
Industrial Gases - 6.2%
Air Products & Chemicals, Inc.	9,500	650,655
Airgas, Inc.	13,000	645,450
Praxair, Inc.	8,400	602,616
		1,898,721
Specialty Chemicals - 11.6%
Albemarle Corp.	26,835	827,591
Ecolab, Inc.	17,200	834,544
H.B. Fuller Co.	2,800	58,436
Lubrizol Corp.	11,400	491,796
Nalco Holding Co.	21,800	404,172
Rockwood Holdings, Inc. (a)	15,602	400,347
W.R. Grace & Co. (a)	33,400	505,008
		3,521,894
TOTAL CHEMICALS		17,253,128
CONTAINERS & PACKAGING - 11.7%
Metal & Glass Containers - 8.5%
Ball Corp.	14,900	588,401
Crown Holdings, Inc. (a)	20,529	455,949
Greif, Inc. Class A	843	55,318
Owens-Illinois, Inc. (a)	32,100	943,740
Pactiv Corp. (a)	22,500	558,675
		2,602,083
Paper Packaging - 3.2%
Packaging Corp. of America	4,600	106,628

	Shares	Value
Rock-Tenn Co. Class A	10,836	$ 433,223
Temple-Inland, Inc.	27,800	424,228
		964,079
TOTAL CONTAINERS & PACKAGING		3,566,162
MARINE - 1.2%
Marine - 1.2%
Safe Bulkers, Inc.	13,600	148,240
Ultrapetrol (Bahamas) Ltd. (a)	29,300	230,005
		378,245
METALS & MINING - 21.5%
Aluminum - 1.1%
Century Aluminum Co. (a)	11,919	330,037
Diversified Metals & Mining - 4.9%
BHP Billiton PLC	14,700	333,045
Freeport-McMoRan Copper & Gold, Inc. Class B	20,800	1,182,480
		1,515,525
Gold - 7.0%
Agnico-Eagle Mines Ltd.	3,100	169,213
Goldcorp, Inc.	5,100	160,369
Lihir Gold Ltd. (a)	83,596	189,030
Newcrest Mining Ltd.	11,449	237,871
Newmont Mining Corp.	35,800	1,387,608
		2,144,091
Precious Metals & Minerals - 1.1%
Impala Platinum Holdings Ltd.	9,013	183,917
Pan American Silver Corp. (a)	6,500	144,495
		328,412
Steel - 7.4%
ArcelorMittal SA (NY Shares) Class A	4,100	202,458
Cleveland-Cliffs, Inc.	9,800	518,812
Commercial Metals Co.	15,400	260,106
Steel Dynamics, Inc.	24,900	425,541
United States Steel Corp.	11,000	853,710
		2,260,627
TOTAL METALS & MINING		6,578,692
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	3,100	142,259
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 3.2%
Weyerhaeuser Co.	16,300	987,454
SPECIALTY RETAIL - 1.1%
Home Improvement Retail - 1.1%
Sherwin-Williams Co.	5,800	331,528
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.5%
Marine Ports & Services - 0.5%
Aegean Marine Petroleum Network, Inc.	6,400	$ 143,040
TOTAL COMMON STOCKS (Cost $37,416,107)		29,610,140
Money Market Funds - 6.3%

Fidelity Cash Central Fund, 1.92% (b) (Cost $1,943,925)	1,943,925	1,943,925
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $39,360,032)	31,554,065
NET OTHER ASSETS - (3.3)%	(1,020,655)
NET ASSETS - 100%	$ 30,533,410
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,277
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 31,554,065	$ 30,478,510	$ 1,075,555	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $39,775,334. Net unrealized depreciation aggregated $8,221,269, of which $1,126,933 related to appreciated investment securities and $9,348,202 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Real Estate Portfolio

September 30, 2008

1.808791.104

VIPRE-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Health Care Facilities - 1.7%
Brookdale Senior Living, Inc.	13,814	$ 303,770
Capital Senior Living Corp. (a)	3,800	28,880
Emeritus Corp. (a)	58,704	1,461,730
TOTAL HEALTH CARE FACILITIES		1,794,380
HOTELS, RESTAURANTS & LEISURE - 2.0%
Hotels, Resorts & Cruise Lines - 2.0%
Gaylord Entertainment Co. (a)	20,100	590,337
Marriott International, Inc. Class A	37,900	988,811
Starwood Hotels & Resorts Worldwide, Inc.	17,600	495,264
TOTAL HOTELS, RESORTS & CRUISE LINES		2,074,412
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Centex Corp.	6,200	100,440
Pulte Homes, Inc.	15,900	222,123
TOTAL HOMEBUILDING		322,563
REAL ESTATE INVESTMENT TRUSTS - 91.0%
REITs - Apartments - 18.1%
American Campus Communities, Inc.	71,900	2,435,972
Apartment Investment & Management Co. Class A	99,027	3,467,926
AvalonBay Communities, Inc.	12,600	1,240,092
BRE Properties, Inc.	10,000	490,000
Camden Property Trust (SBI)	54,210	2,486,071
Equity Residential (SBI)	62,000	2,753,420
Essex Property Trust, Inc.	10,000	1,183,300
Home Properties, Inc.	60,600	3,511,770
Pennsylvania Real Estate Investment Trust (SBI)	66,700	1,257,295
UDR, Inc.	10,100	264,115
TOTAL REITS - APARTMENTS		19,089,961
REITs - Factory Outlets - 1.3%
Tanger Factory Outlet Centers, Inc.	30,600	1,339,974
REITs - Health Care Facilities - 8.4%
HCP, Inc.	43,600	1,749,668
Healthcare Realty Trust, Inc.	100,800	2,938,320
Ventas, Inc.	83,500	4,126,570
TOTAL REITS - HEALTH CARE FACILITIES		8,814,558

	Shares	Value
REITs - Hotels - 3.0%
Host Hotels & Resorts, Inc.	70,447	$ 936,241
LaSalle Hotel Properties (SBI)	96,300	2,245,716
TOTAL REITS - HOTELS		3,181,957
REITs - Industrial Buildings - 15.5%
Liberty Property Trust (SBI)	10,800	406,620
ProLogis Trust	181,716	7,499,419
Public Storage	74,040	7,330,700
U-Store-It Trust	90,800	1,114,116
TOTAL REITS - INDUSTRIAL BUILDINGS		16,350,855
REITs - Malls - 10.5%
General Growth Properties, Inc.	174,151	2,629,680
Simon Property Group, Inc.	81,140	7,870,579
Taubman Centers, Inc.	12,300	615,000
TOTAL REITS - MALLS		11,115,259
REITs - Management/Investment - 3.2%
Digital Realty Trust, Inc.	70,000	3,307,500
Potlatch Corp.	900	41,751
TOTAL REITS - MANAGEMENT/INVESTMENT		3,349,251
REITs - Office Buildings - 18.1%
Alexandria Real Estate Equities, Inc.	26,600	2,992,500
Boston Properties, Inc.	31,000	2,903,460
Corporate Office Properties Trust (SBI)	72,700	2,933,445
Highwoods Properties, Inc. (SBI)	124,000	4,409,440
Kilroy Realty Corp.	36,900	1,763,451
SL Green Realty Corp.	62,500	4,050,000
TOTAL REITS - OFFICE BUILDINGS		19,052,296
REITs - Shopping Centers - 12.9%
Cedar Shopping Centers, Inc.	53,760	710,707
Developers Diversified Realty Corp.	94,550	2,996,290
Inland Real Estate Corp.	142,000	2,227,980
Kimco Realty Corp.	44,515	1,644,384
Regency Centers Corp.	15,600	1,040,364
Vornado Realty Trust	54,500	4,956,775
TOTAL REITS - SHOPPING CENTERS		13,576,500
TOTAL REAL ESTATE INVESTMENT TRUSTS		95,870,611
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.7%
Real Estate Operating Companies - 2.0%
Brookfield Properties Corp.	126,650	$ 2,006,136
Norwegian Property ASA	49,350	85,927
TOTAL REAL ESTATE OPERATING COMPANIES		2,092,063
Real Estate Services - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	42,400	566,888
Jones Lang LaSalle, Inc.	5,000	217,400
TOTAL REAL ESTATE SERVICES		784,288
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		2,876,351
TOTAL COMMON STOCKS (Cost $100,253,217)		102,938,317
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b) (Cost $2,359,031)	2,359,031	$ 2,359,031
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $102,612,248)	105,297,348
NET OTHER ASSETS - 0.1%	115,948
NET ASSETS - 100%	$ 105,413,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,687
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 105,297,348	$ 105,211,421	$ 85,927	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $103,562,278. Net unrealized appreciation aggregated $1,735,070, of which $16,463,110 related to appreciated investment securities and $14,728,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Technology Portfolio

September 30, 2008

1.807723.104

VTC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 15.6%
Communications Equipment - 15.6%
ADC Telecommunications, Inc. (a)	68,201	$ 576,298
ADVA AG Optical Networking (a)(d)	58,503	149,837
Aruba Networks, Inc. (a)	900	4,617
AudioCodes Ltd. (a)	37,150	93,618
Balda AG (a)(d)	15,400	14,427
Ciena Corp. (a)	11,500	115,920
Cogo Group, Inc. (a)	40,899	215,538
CommScope, Inc. (a)	26,800	928,352
Comverse Technology, Inc. (a)	46,870	448,546
Delta Networks, Inc.	195,000	46,104
F5 Networks, Inc. (a)	10,226	239,084
Infinera Corp. (a)(d)	14,400	137,664
Mogem Co. Ltd. (a)	31,554	57,815
Motorola, Inc.	73,600	525,504
Powerwave Technologies, Inc. (a)	132,600	525,096
QUALCOMM, Inc.	42,100	1,809,037
Research In Motion Ltd. (a)	26,190	1,788,777
Sandvine Corp. (a)	185,700	183,188
Sandvine Corp. (U.K.) (a)	100,288	93,928
Sonus Networks, Inc. (a)	23,500	67,680
Starent Networks Corp. (a)	99,488	1,287,375
		9,308,405
COMPUTERS & PERIPHERALS - 18.4%
Computer Hardware - 14.6%
3PAR, Inc.	800	5,160
Apple, Inc. (a)	59,045	6,711,053
Diebold, Inc.	10,600	350,966
HTC Corp.	74,650	1,155,792
Palm, Inc. (d)	22,600	134,922
Stratasys, Inc. (a)(d)	22,510	393,250
		8,751,143
Computer Storage & Peripherals - 3.8%
Chicony Electronics Co. Ltd.	24,610	38,074
Data Domain, Inc. (a)	300	6,681
EMC Corp. (a)	500	5,980
Netezza Corp. (a)	17,500	185,675
SanDisk Corp. (a)	68,952	1,348,012
Synaptics, Inc. (a)(d)	22,300	673,906
		2,258,328
TOTAL COMPUTERS & PERIPHERALS		11,009,471
DIVERSIFIED CONSUMER SERVICES - 1.1%
Education Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	10,600	680,944
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc. (a)(d)	5,600	57,904

	Shares	Value
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 4.5%
Canadian Solar, Inc. (a)(d)	6,000	$ 117,180
centrotherm photovoltaics AG (a)	300	16,456
Energy Conversion Devices, Inc. (a)(d)	8,400	489,300
First Solar, Inc. (a)	4,486	847,450
General Cable Corp. (a)	1,100	39,193
Neo-Neon Holdings Ltd.	592,000	137,940
Q-Cells AG (a)	800	67,059
Roth & Rau AG	400	14,005
Sunpower Corp. Class B (a)	14,442	997,220
		2,725,803
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	27,000	49,416
TOTAL ELECTRICAL EQUIPMENT		2,775,219
ELECTRONIC EQUIPMENT & COMPONENTS - 5.3%
Electronic Components - 0.5%
Everlight Electronics Co. Ltd.	113,219	236,653
Gia Tzoong Enterprise Co. Ltd. (a)	300,000	49,268
		285,921
Electronic Equipment & Instruments - 1.9%
China Security & Surveillance Technology, Inc. (a)(d)	62,585	868,680
Chroma ATE, Inc.	153,684	188,142
Comverge, Inc. (a)(d)	13,000	59,800
Coretronic Corp.	35,700	30,322
		1,146,944
Electronic Manufacturing Services - 0.6%
Ju Teng International Holdings Ltd. (a)	172,000	72,682
Trimble Navigation Ltd. (a)	11,700	302,562
		375,244
Technology Distributors - 2.3%
Arrow Electronics, Inc. (a)	22,200	582,084
Avnet, Inc. (a)	25,700	632,991
Ingram Micro, Inc. Class A (a)	10,200	163,914
		1,378,989
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		3,187,098
HEALTH CARE EQUIPMENT & SUPPLIES - 2.6%
Health Care Equipment - 2.3%
China Medical Technologies, Inc. sponsored ADR	1,300	42,354
Conceptus, Inc. (a)	10,000	165,800
Golden Meditech Co. Ltd.	846,000	196,671
I-Flow Corp. (a)	12,390	115,351
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Mindray Medical International Ltd. sponsored ADR	14,100	$ 475,593
Mingyuan Medicare Development Co. Ltd. (d)	3,700,000	395,172
		1,390,941
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	92,000	138,092
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,529,033
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	3,327
HOTELS, RESTAURANTS & LEISURE - 0.3%
Hotels, Resorts & Cruise Lines - 0.3%
Ctrip.com International Ltd. sponsored ADR	4,500	173,745
INTERNET & CATALOG RETAIL - 0.6%
Internet Retail - 0.6%
Amazon.com, Inc. (a)	4,800	349,248
INTERNET SOFTWARE & SERVICES - 5.2%
Internet Software & Services - 5.2%
DealerTrack Holdings, Inc. (a)	1,500	25,260
Equinix, Inc. (a)	5,600	388,976
Google, Inc. Class A (sub. vtg.) (a)	800	320,416
LivePerson, Inc. (a)	38,900	113,199
Omniture, Inc. (a)	17,833	327,414
Tencent Holdings Ltd.	258,400	1,888,772
VeriSign, Inc. (a)	2,700	70,416
		3,134,453
IT SERVICES - 2.9%
Data Processing & Outsourced Services - 2.6%
ExlService Holdings, Inc. (a)	11,500	100,970
MasterCard, Inc. Class A	800	141,864
Visa, Inc.	19,500	1,197,105
WNS Holdings Ltd. sponsored ADR (a)	10,000	98,500
		1,538,439
IT Consulting & Other Services - 0.3%
China Information Security Technology, Inc. (a)(d)	8,500	39,950
Yucheng Technologies Ltd. (a)	14,300	145,145
		185,095
TOTAL IT SERVICES		1,723,534

	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	3,700	$ 73,001
MACHINERY - 1.0%
Industrial Machinery - 1.0%
China Fire & Security Group, Inc. (a)(d)	19,000	199,690
Hi-P International Ltd.	441,000	118,148
Meyer Burger Technology AG (a)	270	59,770
Shin Zu Shing Co. Ltd.	49,368	203,390
		580,998
MEDIA - 3.3%
Advertising - 3.3%
VisionChina Media, Inc. ADR (d)	134,700	1,981,437
METALS & MINING - 0.2%
Diversified Metals & Mining - 0.2%
Timminco Ltd. (a)	9,000	123,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.0%
Semiconductor Equipment - 12.6%
Aixtron AG	13,100	76,926
Applied Materials, Inc.	217,800	3,295,314
ASML Holding NV (NY Shares)	27,200	478,992
Cymer, Inc. (a)	30,700	777,631
FormFactor, Inc. (a)	16,900	294,398
Global Unichip Corp.	38,689	225,369
Lam Research Corp. (a)	29,700	935,253
LTX-Credence Corp. (a)	55,615	96,770
Tessera Technologies, Inc. (a)	14,600	238,564
Varian Semiconductor Equipment Associates, Inc. (a)	32,400	813,888
Verigy Ltd. (a)	18,600	302,808
		7,535,913
Semiconductors - 4.4%
Atheros Communications, Inc. (a)	23,200	547,056
AuthenTec, Inc. (a)	29,000	62,350
Bright Led Electronics Corp.	23,760	20,431
Cavium Networks, Inc. (a)	53,191	748,929
CSR PLC (a)	36,700	172,716
Cypress Semiconductor Corp. (a)	45,000	234,900
Diodes, Inc. (a)	3,300	60,885
Elan Microelectronics Corp.	20,000	13,568
ENE Technology, Inc.	7,000	6,882
Infineon Technologies AG sponsored ADR (a)	52,900	295,711
Micron Technology, Inc. (a)	63,800	258,390
MoSys, Inc. (a)	3,300	13,992
NVIDIA Corp. (a)	3,400	36,414
PMC-Sierra, Inc. (a)	1,100	8,162
Seoul Semiconductor Co. Ltd.	1,129	10,872
SiRF Technology Holdings, Inc. (a)	77,600	115,624
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spansion, Inc. Class A (a)	24,700	$ 38,285
Taiwan Semiconductor Manufacturing Co. Ltd.	416	696
		2,645,863
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		10,181,776
SOFTWARE - 15.3%
Application Software - 6.2%
Autonomy Corp. PLC (a)	20,800	386,231
Cadence Design Systems, Inc. (a)	14,500	98,020
Callidus Software, Inc. (a)	14,090	55,796
Citrix Systems, Inc. (a)	1,300	32,838
Concur Technologies, Inc. (a)	9,100	348,166
Global Digital Creations Holdings Ltd. (a)	1,048,000	27,507
Kingdee International Software Group Co. Ltd.	870,000	167,720
Longtop Financial Technologies Ltd. ADR	16,300	229,667
Magma Design Automation, Inc. (a)	11,400	45,828
Nuance Communications, Inc. (a)	20,800	253,552
Salesforce.com, Inc. (a)	13,200	638,880
Smith Micro Software, Inc. (a)	43,800	310,980
SuccessFactors, Inc.	29,200	318,280
Synchronoss Technologies, Inc. (a)	29,833	280,729
Taleo Corp. Class A (a)	12,296	244,567
Ulticom, Inc. (a)	38,693	251,505
		3,690,266
Home Entertainment Software - 6.2%
Activision Blizzard, Inc. (a)	27,400	422,782
Gameloft (a)	32,800	157,699
Nintendo Co. Ltd.	6,500	2,759,640
Perfect World Co. Ltd. sponsored ADR Class B (a)	17,900	401,676
		3,741,797
Systems Software - 2.9%
CA, Inc.	38,300	764,468
Insyde Software Corp.	113,406	199,569
Macrovision Solutions Corp. (a)	19	292
Microsoft Corp.	1,300	34,697
Oracle Corp. (a)	35,500	721,005
		1,720,031
TOTAL SOFTWARE		9,152,094

	Shares	Value
SPECIALTY RETAIL - 0.9%
Computer & Electronics Retail - 0.9%
The Game Group PLC	146,900	$ 540,899
TOTAL COMMON STOCKS (Cost $75,061,171)		56,566,036
Convertible Bonds - 0.9%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13	$ 150,000	94,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12	840,000	478,800
TOTAL CONVERTIBLE BONDS (Cost $793,710)		573,624
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 1.92% (b)	3,654,849	3,654,849
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	3,268,744	3,268,744
TOTAL MONEY MARKET FUNDS (Cost $6,923,593)		6,923,593
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $82,778,474)	64,063,253
NET OTHER ASSETS - (7.0)%	(4,211,988)
NET ASSETS - 100%	$ 59,851,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 36,448
Fidelity Securities Lending Cash Central Fund	108,123
Total	$ 144,571
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 64,063,253	$ 53,304,969	$ 10,758,284	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $83,123,533. Net unrealized depreciation aggregated $19,060,280, of which $1,791,010 related to appreciated investment securities and $20,851,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2008

1.856920.101

VTELP-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 5.4%
Communications Equipment - 5.4%
Aruba Networks, Inc. (a)	5	$ 26
Infinera Corp. (a)	1,400	13,384
Nortel Networks Corp. (a)	100	220
Sandvine Corp. (a)	100	99
Sonus Networks, Inc. (a)	1,100	3,168
Starent Networks Corp. (a)	15,993	206,949
		223,846
DIVERSIFIED TELECOMMUNICATION SERVICES - 45.7%
Alternative Carriers - 19.2%
Cable & Wireless PLC	309	918
Cogent Communications Group, Inc. (a)	1,106	8,538
Global Crossing Ltd. (a)	22,584	342,373
Level 3 Communications, Inc. (a)	103,388	279,148
PAETEC Holding Corp. (a)	1,400	3,010
tw telecom, inc. (a)	15,945	165,669
		799,656
Integrated Telecommunication Services - 26.5%
AT&T, Inc.	15,083	421,118
BT Group PLC	109	316
Cbeyond, Inc. (a)	6,043	86,959
Cincinnati Bell, Inc. (a)	4,000	12,360
Deutsche Telekom AG (Reg.)	100	1,518
FairPoint Communications, Inc.	622	5,393
NTELOS Holdings Corp.	36	968
PT Indosat Tbk	12,000	7,547
PT Telkomunikasi Indonesia Tbk Series B	7,000	5,141
Qwest Communications International, Inc.	107,900	348,517
Telecom Italia SpA sponsored ADR	200	2,984
Telenor ASA	100	1,245
Telenor ASA sponsored ADR	70	2,576
Telkom SA Ltd.	100	1,279
Verizon Communications, Inc.	5,900	189,331
Vimpel Communications sponsored ADR	800	16,240
		1,103,492
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		1,903,148
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
SAVVIS, Inc. (a)	501	6,733

	Shares	Value
MEDIA - 10.2%
Cable & Satellite - 10.2%
Comcast Corp. Class A	1,200	$ 23,556
Dish TV India Ltd. (a)	112	66
The DIRECTV Group, Inc. (a)	4,300	112,531
Time Warner Cable, Inc. (a)	4,400	106,480
Virgin Media, Inc.	23,300	184,070
		426,703
SOFTWARE - 6.8%
Application Software - 0.7%
OnMobile Global Ltd.	2,631	26,602
Synchronoss Technologies, Inc. (a)	137	1,289
		27,891
Home Entertainment Software - 6.1%
Gameloft (a)	52,114	250,559
Glu Mobile, Inc. (a)	1,989	3,879
		254,438
TOTAL SOFTWARE		282,329
WIRELESS TELECOMMUNICATION SERVICES - 27.7%
Wireless Telecommunication Services - 27.7%
America Movil SAB de CV Series L sponsored ADR (a)	900	41,724
American Tower Corp. Class A (a)	2,600	93,522
Bharti Airtel Ltd. (a)	403	6,857
Centennial Communications Corp. Class A (a)	1,600	9,984
China Unicom Ltd. sponsored ADR	300	4,536
Clearwire Corp. (a)	350	4,158
Crown Castle International Corp. (a)	1,800	52,146
Idea Cellular Ltd. (a)	2,395	3,908
Leap Wireless International, Inc. (a)	3,200	121,920
MetroPCS Communications, Inc. (a)	857	11,989
Millicom International Cellular SA	3,200	219,744
MTN Group Ltd.	700	9,873
NII Holdings, Inc. (a)	3,800	144,096
Rogers Communications, Inc. Class B (non-vtg.)	400	12,973
SBA Communications Corp. Class A (a)	1,036	26,801
Sprint Nextel Corp.	14,987	91,421
Syniverse Holdings, Inc. (a)	532	8,837
Telephone & Data Systems, Inc.	300	10,725
TIM Participacoes SA sponsored ADR (non-vtg.)	1,400	29,204
Turkcell Iletisim Hizmet AS sponsored ADR	12,100	181,379
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Vivo Participacoes SA (PN) sponsored ADR	16,400	$ 67,896
Vodafone Group PLC sponsored ADR	100	2,210
		1,155,903
TOTAL COMMON STOCKS (Cost $5,687,325)		3,998,662
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 1.92% (b) (Cost $59,722)	59,722	59,722
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $5,747,047)	4,058,384
NET OTHER ASSETS - 2.5%	105,975
NET ASSETS - 100%	$ 4,164,359
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,687
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,058,384	$ 3,742,555	$ 315,829	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,947,415. Net unrealized depreciation aggregated $1,889,031, of which $40,009 related to appreciated investment securities and $1,929,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Utilities Portfolio

September 30, 2008

1.807738.104

VUT-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit	23,100	$ 206,976
ELECTRIC UTILITIES - 64.6%
Electric Utilities - 64.6%
Allegheny Energy, Inc.	77,100	2,834,967
American Electric Power Co., Inc.	94,600	3,503,038
Duke Energy Corp.	253,000	4,409,790
Entergy Corp.	60,700	5,402,907
Exelon Corp.	115,800	7,251,396
FirstEnergy Corp.	50,200	3,362,898
FPL Group, Inc.	43,700	2,198,110
Great Plains Energy, Inc.	16,578	368,363
ITC Holdings Corp.	10,900	564,293
Northeast Utilities	22,800	584,820
Pepco Holdings, Inc.	60,300	1,381,473
Portland General Electric Co.	300	7,098
PPL Corp.	92,535	3,425,646
Progress Energy, Inc.	59,900	2,583,487
Sierra Pacific Resources	115,600	1,107,448
Westar Energy, Inc.	52,600	1,211,904
		40,197,638
ELECTRONIC EQUIPMENT & COMPONENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (a)	4,000	354,120
GAS UTILITIES - 2.3%
Gas Utilities - 2.3%
Energen Corp.	9,500	430,160
Questar Corp.	24,200	990,264
		1,420,424
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.2%
Independent Power Producers & Energy Traders - 7.2%
Constellation Energy Group, Inc.	79,900	1,941,570
Dynegy, Inc. Class A (a)	28,200	100,956

	Shares	Value
NRG Energy, Inc. (a)	91,500	$ 2,264,625
Reliant Energy, Inc. (a)	27,300	200,655
		4,507,806
MULTI-UTILITIES - 23.8%
Multi-Utilities - 23.8%
CenterPoint Energy, Inc.	29,256	426,260
CMS Energy Corp.	33,900	422,733
Dominion Resources, Inc.	75,100	3,212,778
OGE Energy Corp.	3,400	104,992
Public Service Enterprise Group, Inc.	94,300	3,092,097
Puget Energy, Inc.	2,300	61,410
Sempra Energy	58,400	2,947,448
TECO Energy, Inc.	102,300	1,609,179
Wisconsin Energy Corp.	25,100	1,126,990
Xcel Energy, Inc.	90,400	1,807,096
		14,810,983
TOTAL COMMON STOCKS (Cost $68,868,243)		61,497,947
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 1.92% (b) (Cost $266,303)	266,303	266,303
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $69,134,546)	61,764,250
NET OTHER ASSETS - 0.8%	505,459
NET ASSETS - 100%	$ 62,269,709
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,419
Fidelity Securities Lending Cash Central Fund	8,846
Total	$ 48,265
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 61,764,250	$ 61,764,250	$ -	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $69,594,482. Net unrealized depreciation aggregated $7,830,232, of which $2,023,876 related to appreciated investment securities and $9,854,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2008

1.808797.104

VVL-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.4%
Johnson Controls, Inc.	9,200	$ 279,036
Automobiles - 0.3%
Renault SA	2,700	172,008
Diversified Consumer Services - 0.5%
H&R Block, Inc.	13,600	309,400
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts, Inc. (a)	4,700	164,265
Household Durables - 2.7%
Black & Decker Corp.	5,000	303,750
Centex Corp.	30,700	497,340
KB Home (d)	29,700	584,496
Pulte Homes, Inc.	10,900	152,273
Whirlpool Corp.	2,300	182,367
		1,720,226
Leisure Equipment & Products - 0.5%
Brunswick Corp.	7,600	97,204
Eastman Kodak Co.	13,120	201,786
		298,990
Media - 1.8%
Comcast Corp. Class A	10,100	198,263
News Corp. Class A	23,900	286,561
Regal Entertainment Group Class A	8,900	140,442
Time Warner, Inc.	39,100	512,601
		1,137,867
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	5,000	198,300
Home Depot, Inc.	8,650	223,949
PetSmart, Inc.	6,300	155,673
Ross Stores, Inc.	8,500	312,885
Staples, Inc.	22,100	497,250
Williams-Sonoma, Inc.	11,600	187,688
		1,575,745
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	8,000	131,440
TOTAL CONSUMER DISCRETIONARY		5,788,977
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Carlsberg AS Series B	2,000	152,451
Molson Coors Brewing Co. Class B	4,900	229,075
The Coca-Cola Co.	4,800	253,824
		635,350
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	11,200	376,992
Kroger Co.	9,200	252,816
SUPERVALU, Inc.	7,900	171,430

	Shares	Value
Sysco Corp.	8,900	$ 274,387
Winn-Dixie Stores, Inc. (a)	15,300	212,670
		1,288,295
Food Products - 1.9%
Cermaq ASA	9,500	61,760
Marine Harvest ASA (a)	230,000	114,746
Nestle SA (Reg.)	21,643	935,440
Tyson Foods, Inc. Class A	8,100	96,714
		1,208,660
Household Products - 2.0%
Energizer Holdings, Inc. (a)	3,600	289,980
Procter & Gamble Co.	14,300	996,567
		1,286,547
Tobacco - 1.2%
Altria Group, Inc.	15,500	307,520
British American Tobacco PLC sponsored ADR	7,500	465,000
		772,520
TOTAL CONSUMER STAPLES		5,191,372
ENERGY - 16.0%
Energy Equipment & Services - 2.6%
BJ Services Co.	13,200	252,516
ENSCO International, Inc.	3,550	204,587
Nabors Industries Ltd. (a)	22,400	558,208
National Oilwell Varco, Inc. (a)	10,526	528,721
Petroleum Geo-Services ASA (a)	7,400	97,761
		1,641,793
Oil, Gas & Consumable Fuels - 13.4%
Chesapeake Energy Corp.	21,500	770,990
ConocoPhillips (d)	41,980	3,075,035
EOG Resources, Inc.	900	80,514
Exxon Mobil Corp.	27,100	2,104,586
Occidental Petroleum Corp.	13,200	929,940
Petrohawk Energy Corp. (a)	10,700	231,441
Quicksilver Resources, Inc. (a)	11,400	223,782
Ultra Petroleum Corp. (a)	9,500	525,730
Uranium One, Inc. (a)	12,000	25,930
Valero Energy Corp.	21,800	660,540
		8,628,488
TOTAL ENERGY		10,270,281
FINANCIALS - 27.4%
Capital Markets - 5.8%
Bank of New York Mellon Corp.	27,100	882,918
Charles Schwab Corp.	16,768	435,968
Franklin Resources, Inc.	5,300	467,089
Goldman Sachs Group, Inc.	700	89,600
Julius Baer Holding AG	4,088	203,316
KKR Private Equity Investors, LP	18,838	183,671
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	$ 16,575
Morgan Stanley	18,100	416,300
State Street Corp.	12,000	682,560
T. Rowe Price Group, Inc.	7,100	381,341
		3,759,338
Commercial Banks - 2.8%
Associated Banc-Corp.	7,558	150,782
Fifth Third Bancorp	20,800	247,520
Huntington Bancshares, Inc. (d)	35,900	286,841
SunTrust Banks, Inc.	4,500	202,455
Wells Fargo & Co.	13,675	513,223
Zions Bancorp	10,100	390,870
		1,791,691
Consumer Finance - 0.9%
Capital One Financial Corp. (d)	8,300	423,300
Discover Financial Services	10,000	138,200
		561,500
Diversified Financial Services - 11.9%
Bank of America Corp.	100,992	3,534,720
CIT Group, Inc.	17,900	124,584
Citigroup, Inc.	41,700	855,267
JPMorgan Chase & Co.	64,396	3,007,293
KKR Financial Holdings LLC	22,600	143,736
		7,665,600
Insurance - 3.8%
ACE Ltd.	11,120	601,926
Argo Group International Holdings, Ltd. (a)	4,652	171,426
Everest Re Group Ltd.	3,800	328,814
Genworth Financial, Inc. Class A (non-vtg.)	10,900	93,849
Hartford Financial Services Group, Inc.	9,100	373,009
MetLife, Inc.	7,500	420,000
Principal Financial Group, Inc.	5,000	217,450
XL Capital Ltd. Class A	11,600	208,104
		2,414,578
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	3,400	382,500
CapitalSource, Inc.	17,300	212,790
General Growth Properties, Inc.	13,270	200,377
Simon Property Group, Inc.	1,300	126,100
		921,767
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	27,200	363,664

	Shares	Value
Thrifts & Mortgage Finance - 0.2%
Washington Federal, Inc.	7,600	$ 140,220
Washington Mutual, Inc.	11,400	935
		141,155
TOTAL FINANCIALS		17,619,293
HEALTH CARE - 10.2%
Biotechnology - 1.7%
Amgen, Inc. (a)	13,300	788,291
Biogen Idec, Inc. (a)	3,800	191,102
Cephalon, Inc. (a)	1,900	147,231
		1,126,624
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	4,600	301,898
Boston Scientific Corp. (a)	22,300	273,621
Covidien Ltd.	15,282	821,560
Medtronic, Inc.	11,400	571,140
		1,968,219
Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc.	9,700	213,303
UnitedHealth Group, Inc.	14,400	365,616
		578,919
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	4,500	247,500
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	10,561	220,197
Johnson & Johnson	4,700	325,616
Merck & Co., Inc.	27,800	877,368
Pfizer, Inc.	28,100	518,164
Sepracor, Inc. (a)	8,300	151,973
Wyeth	14,160	523,070
		2,616,388
TOTAL HEALTH CARE		6,537,650
INDUSTRIALS - 9.5%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	16,100	668,955
Raytheon Co.	5,900	315,709
The Boeing Co.	3,000	172,050
United Technologies Corp.	12,100	726,726
		1,883,440
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	6,000	377,340
Airlines - 0.1%
Delta Air Lines, Inc. (a)(d)	8,300	61,835
Building Products - 1.1%
Masco Corp.	28,800	516,672
Owens Corning (a)	6,900	164,979
		681,651
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	19,600	$ 217,756
The Brink's Co.	2,800	170,856
		388,612
Electrical Equipment - 0.4%
Motech Industries, Inc.	23,563	105,872
SolarWorld AG	3,600	151,474
		257,346
Industrial Conglomerates - 2.4%
General Electric Co.	40,540	1,033,770
Siemens AG sponsored ADR	5,000	469,450
		1,503,220
Machinery - 1.2%
Cummins, Inc.	3,700	161,764
Illinois Tool Works, Inc.	3,600	160,020
Ingersoll-Rand Co. Ltd. Class A	7,700	240,009
Sulzer AG (Reg.)	2,199	233,988
		795,781
Road & Rail - 0.2%
Con-way, Inc.	3,500	154,385
TOTAL INDUSTRIALS		6,103,610
INFORMATION TECHNOLOGY - 6.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	19,500	439,920
Motorola, Inc.	20,000	142,800
		582,720
Computers & Peripherals - 2.2%
Hewlett-Packard Co.	16,800	776,832
International Business Machines Corp.	3,400	397,664
NCR Corp. (a)	9,200	202,860
		1,377,356
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	1,400	56,196
Arrow Electronics, Inc. (a)	7,700	201,894
Avnet, Inc. (a)	13,600	334,968
Flextronics International Ltd. (a)	21,300	150,804
Tyco Electronics Ltd.	8,682	240,144
		984,006
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	7,000	182,560
IT Services - 0.2%
The Western Union Co.	5,100	125,817
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	13,100	198,203

	Shares	Value
ASML Holding NV (NY Shares)	4,300	$ 75,723
Atmel Corp. (a)	21,900	74,241
Lam Research Corp. (a)	6,800	214,132
Maxim Integrated Products, Inc.	6,600	119,460
MEMC Electronic Materials, Inc. (a)	3,200	90,432
Novellus Systems, Inc. (a)	8,000	157,120
ON Semiconductor Corp. (a)	4,100	27,716
		957,027
TOTAL INFORMATION TECHNOLOGY		4,209,486
MATERIALS - 2.5%
Chemicals - 0.3%
Albemarle Corp.	6,710	206,936
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	4,900	144,060
Temple-Inland, Inc.	6,000	91,560
		235,620
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd.	2,000	109,169
Alcoa, Inc.	5,100	115,158
ArcelorMittal SA (NY Shares) Class A	5,300	261,714
Freeport-McMoRan Copper & Gold, Inc. Class B	4,600	261,510
Lihir Gold Ltd. (a)	35,537	80,358
Newcrest Mining Ltd.	8,227	170,929
Randgold Resources Ltd. sponsored ADR	4,300	176,429
		1,175,267
TOTAL MATERIALS		1,617,823
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 5.6%
AT&T, Inc.	70,040	1,955,517
Cincinnati Bell, Inc. (a)	45,500	140,595
Qwest Communications International, Inc.	48,300	156,009
Verizon Communications, Inc.	41,800	1,341,362
		3,593,483
UTILITIES - 4.1%
Electric Utilities - 2.2%
Edison International	5,500	219,450
Entergy Corp.	7,500	667,575
PPL Corp.	14,100	521,982
		1,409,007
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	15,300	178,857
NRG Energy, Inc. (a)	10,700	264,825
Reliant Energy, Inc. (a)	16,300	119,805
		563,487
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 1.0%
CMS Energy Corp.	15,500	$ 193,285
Sempra Energy	5,500	277,585
Wisconsin Energy Corp.	4,100	184,090
		654,960
TOTAL UTILITIES		2,627,454
TOTAL COMMON STOCKS (Cost $71,052,931)		63,559,429
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Commercial Banks - 0.1%
Wachovia Corp. 7.50%	100	38,500
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	700	20,384
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $135,000)		58,884
Investment Companies - 0.2%

Ares Capital Corp. (Cost $196,482)	11,766	122,719
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	418,552	$ 418,552
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	4,184,700	4,184,700
TOTAL MONEY MARKET FUNDS (Cost $4,603,252)		4,603,252
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $75,987,665)	68,344,284
NET OTHER ASSETS - (6.5)%	(4,149,340)
NET ASSETS - 100%	$ 64,194,944
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,575 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,794
Fidelity Securities Lending Cash Central Fund	11,914
Total	$ 30,708
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 68,344,284	$ 65,805,297	$ 2,538,987	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $76,666,346. Net unrealized depreciation aggregated $8,322,062, of which $4,325,159 related to appreciated investment securities and $12,647,221 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008